WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX FUND	September 30, 2023 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 97.7% (a)
Communication Services - 8.0%
Activision Blizzard, Inc.	3,803	$356,075
Alphabet, Inc. - Class A (b)	30,841	4,035,853
Alphabet, Inc. - Class C (b)	26,892	3,545,710
AMC Entertainment Holdings, Inc. - Class A (b)	325	2,597
AMC Networks, Inc. - Class A (b)	231	2,721
Anterix, Inc. (b)	141	4,425
AT&T, Inc.	36,993	555,635
Atlanta Braves Holdings, Inc. - Class C (b)	231	8,254
Bandwidth, Inc. - Class A (b)	767	8,644
Boston Omaha Corp. - Class A (b)	206	3,376
Bumble, Inc. - Class A (b)	510	7,609
Cable One, Inc.	20	12,313
Cargurus, Inc. (b)	474	8,305
Cars.com, Inc. (b)	445	7,503
Charter Communications, Inc. - Class A (b)	546	240,142
Cinemark Holdings, Inc. (b)	460	8,441
Cogent Communications Holdings, Inc.	234	14,485
Comcast Corp. - Class A	21,487	952,734
DISH Network Corp. - Class A (b)	1,469	8,608
EchoStar Corp. - Class A (b)	102	1,708
Electronic Arts, Inc.	1,316	158,446
Endeavor Group Holdings, Inc. - Class A	966	19,223
Eventbrite, Inc. - Class A (b)	246	2,426
Fox Corp. - Class A	1,446	45,115
Fox Corp. - Class B	708	20,447
Frontier Communications Parent, Inc. (b)	1,155	18,076
Gogo, Inc. (b)	386	4,605
Gray Television, Inc.	252	1,744
IAC, Inc. (b)	432	21,769
Iridium Communications, Inc.	606	27,567
John Wiley & Sons, Inc. - Class A	200	7,434
Liberty Broadband Corp. - Class C (b)	597	54,518
Liberty Broadband, Inc. - Class C (b)(c)(d)	411	–
Liberty Latin America Ltd. - Class C (b)	634	5,173
Liberty Media Corp-Liberty Formula One - Class C (b)	1,063	66,225
Liberty Media Corp-Liberty Live - Class A (b)	95	3,033
Liberty Media Corp-Liberty Live - Class C (b)	313	10,047
Liberty Media Corp-Liberty SiriusXM - Class A (b)	380	9,671
Liberty Media Corp-Liberty SiriusXM (b)	1,074	27,344
Lions Gate Entertainment Corp. - Class B (b)	356	2,802
Live Nation Entertainment, Inc. (b)	752	62,446
Madison Square Garden Entertainment Corp. (b)	192	6,319
Madison Square Garden Sports Corp. - Class A	93	16,396
Magnite, Inc. (b)	700	5,278
Match Group, Inc. (b)	1,474	57,744
Meta Platforms, Inc. - Class A (b)	11,505	3,453,916
Netflix, Inc. (b)	2,256	851,866
News Corp. - Class A	1,983	39,779
News Corp. - Class B	576	12,021
Nexstar Media Group, Inc.	192	27,527
Omnicom Group, Inc.	1,063	79,172
Paramount Global - Class B	3,465	44,698
Pinterest, Inc. - Class A (b)	3,095	83,658
PubMatic, Inc. - Class A (b)	268	3,243
QuinStreet, Inc. (b)	458	4,108
ROBLOX Corp. - Class A (b)	2,215	64,146
Roku, Inc. (b)	648	45,742
Rumble, Inc. (b)(e)	792	4,039
Scholastic Corp.	152	5,797
Shenandoah Telecommunications Co.	300	6,183
Shutterstock, Inc.	122	4,642
Sinclair, Inc.	166	1,863
Sirius XM Holdings, Inc. (e)	3,551	16,051
Snap, Inc. - Class A (b)	5,277	47,018
Sphere Entertainment Co. (b)	192	7,135
Stagwell, Inc. (b)	683	3,203
Take-Two Interactive Software, Inc. (b)	809	113,576
TechTarget, Inc. (b)	144	4,372
TEGNA, Inc.	1,282	18,679
Telephone and Data Systems, Inc.	391	7,159
The EW Scripps Co. - Class A (b)	175	959
The Interpublic Group of Cos., Inc.	1,947	55,801
The Marcus Corp.	100	1,550
The New York Times Co. - Class A	870	35,844
The Trade Desk, Inc. - Class A (b)	2,282	178,338
The Walt Disney Co. (b)	9,461	766,814
Thryv Holdings, Inc. (b)	239	4,486
TKO Group Holdings, Inc.	212	17,821
T-Mobile US, Inc. (b)	2,720	380,936
TripAdvisor, Inc. (b)	421	6,980
United States Cellular Corp. (b)(e)	141	6,059
Verizon Communications, Inc.	21,708	703,556
Vimeo, Inc. (b)	730	2,584
Vivid Seats, Inc. - Class A (b)	750	4,815
Warner Bros Discovery, Inc. (b)	11,568	125,628
Warner Music Group Corp. - Class A	618	19,405
WideOpenWest, Inc. (b)	194	1,484
Yelp, Inc. (b)	351	14,598
Ziff Davis, Inc. (b)	258	16,432
ZipRecruiter, Inc. - Class A (b)	326	3,909
ZoomInfo Technologies, Inc. (b)	1,580	25,912
		17,762,490
Consumer Discretionary - 10.5%
2U, Inc. (b)	325	803
Abercrombie & Fitch Co. - Class A (b)	248	13,980
Academy Sports & Outdoors, Inc.	423	19,995
Accel Entertainment, Inc. (b)	75	821
Acushnet Holdings Corp.	172	9,123
Adient PLC (b)	490	17,983
ADT, Inc.	1,375	8,250
Adtalem Global Education, Inc. (b)	282	12,084
Advance Auto Parts, Inc.	314	17,562
Airbnb, Inc. - Class A (b)	1,987	272,636
Amazon.com, Inc. (b)	46,696	5,935,996
American Axle & Manufacturing Holdings, Inc. (b)	626	4,545
American Eagle Outfitters, Inc.	779	12,939
America's Car-Mart, Inc. (b)	66	6,005
Aramark	1,407	48,823
Arko Corp.	521	3,725
Asbury Automotive Group, Inc. (b)	103	23,697
Autoliv, Inc.	473	45,635
AutoNation, Inc. (b)	152	23,013
AutoZone, Inc. (b)	98	248,919
Bally's Corp. (b)	172	2,255
Bath & Body Works, Inc.	1,243	42,013
Beazer Homes USA, Inc. (b)	200	4,982
Best Buy Co., Inc.	1,003	69,678
Big Lots, Inc.	200	1,022
BJ's Restaurants, Inc. (b)	188	4,410
Bloomin' Brands, Inc.	357	8,779
Booking Holdings, Inc. (b)	193	595,202
Boot Barn Holdings, Inc. (b)	154	12,503
BorgWarner, Inc.	1,234	49,817
Bowlero Corp. - Class A (b)(e)	519	4,993
Boyd Gaming Corp.	387	23,541
Bright Horizons Family Solutions, Inc. (b)	300	24,438
Brinker International, Inc. (b)	175	5,528
Brunswick Corp.	364	28,756
Burlington Stores, Inc. (b)	346	46,814
Caesars Entertainment, Inc. (b)	1,158	53,673
Caleres, Inc.	186	5,349
Camping World Holdings, Inc. - Class A	203	4,143
CarMax, Inc. (b)	815	57,645
Carnival Corp. (b)	5,125	70,315
Carter's, Inc.	172	11,894
Carvana Co. (b)(e)	527	22,123
Cavco Industries, Inc. (b)	45	11,955
Century Communities, Inc.	174	11,620
Chegg, Inc. (b)	740	6,601
Chewy, Inc. - Class A (b)	496	9,057
Chico's FAS, Inc. (b)	1,001	7,487
Chipotle Mexican Grill, Inc. (b)	142	260,120
Choice Hotels International, Inc.	158	19,357
Churchill Downs, Inc.	332	38,525
Chuy's Holdings, Inc. (b)	145	5,159
Columbia Sportswear Co.	216	16,006
Coupang, Inc. (b)	5,877	99,909
Coursera, Inc. (b)	645	12,055
Cracker Barrel Old Country Store, Inc.	145	9,744
Crocs, Inc. (b)	317	27,969
Dana, Inc.	900	13,203
Darden Restaurants, Inc.	636	91,088
Dave & Buster's Entertainment, Inc. (b)	300	11,121
Deckers Outdoor Corp. (b)	135	69,402
Denny's Corp. (b)	494	4,184
Designer Brands, Inc. - Class A	303	3,836
Dick's Sporting Goods, Inc.	297	32,248
Dillard's, Inc. - Class A	49	16,210
Dine Brands Global, Inc.	78	3,857
Domino's Pizza, Inc.	185	70,076
DoorDash, Inc. - Class A (b)	1,262	100,291
Dorman Products, Inc. (b)	106	8,031
DR Horton, Inc.	1,564	168,083
DraftKings, Inc. - Class A (b)	2,172	63,944
Dream Finders Homes, Inc. - Class A (b)	193	4,290
Duolingo, Inc. (b)	181	30,022
Dutch Bros, Inc. - Class A (b)	295	6,859
eBay, Inc.	2,796	123,276
Ethan Allen Interiors, Inc.	52	1,555
Etsy, Inc. (b)	610	39,394
European Wax Center, Inc. - Class A (b)	314	5,087
Everi Holdings, Inc. (b)	548	7,245
EVgo, Inc. (b)(e)	595	2,011
Expedia Group, Inc. (b)	776	79,982
Figs, Inc. - Class A (b)	673	3,971
Fisker, Inc. (b)(e)	874	5,611
Five Below, Inc. (b)	284	45,696
Floor & Decor Holdings, Inc. - Class A (b)	563	50,951
Foot Locker, Inc.	475	8,241
Ford Motor Co.	20,115	249,828
Fox Factory Holding Corp. (b)	225	22,293
Frontdoor, Inc. (b)	487	14,897
Funko, Inc. - Class A (b)	237	1,813
GameStop Corp. - Class A (b)(e)	1,424	23,439
General Motors Co.	7,209	237,681
Genesco, Inc. (b)	118	3,637
Gentex Corp.	1,246	40,545
Gentherm, Inc. (b)	127	6,891
Genuine Parts Co.	706	101,932
G-III Apparel Group Ltd. (b)	307	7,650
Golden Entertainment, Inc.	100	3,418
GoPro, Inc. - Class A (b)	964	3,027
Graham Holdings Co. - Class B	20	11,660
Grand Canyon Education, Inc. (b)	139	16,246
Green Brick Partners, Inc. (b)	259	10,751
Group 1 Automotive, Inc.	70	18,810
Guess?, Inc.	424	9,175
H&R Block, Inc.	749	32,252
Hanesbrands, Inc.	1,393	5,516
Harley-Davidson, Inc.	776	25,655
Hasbro, Inc.	672	44,446
Helen of Troy Ltd. (b)	127	14,803
Hibbett, Inc.	91	4,323
Hilton Grand Vacations, Inc. (b)	448	18,234
Hilton Worldwide Holdings, Inc.	1,347	202,292
Hyatt Hotels Corp. - Class A	214	22,701
Installed Building Products, Inc.	125	15,611
iRobot Corp. (b)	167	6,329
Jack in the Box, Inc.	88	6,077
KB Home	375	17,355
Kohl's Corp.	555	11,633
Kontoor Brands, Inc.	225	9,880
Krispy Kreme, Inc.	424	5,287
Las Vegas Sands Corp.	1,705	78,157
Laureate Education, Inc.	829	11,689
La-Z-Boy, Inc.	228	7,041
LCI Industries	109	12,799
Lear Corp.	311	41,736
Leggett & Platt, Inc.	706	17,939
Lennar Corp. - Class A	1,264	141,859
Leslie's, Inc. (b)	854	4,834
Levi Strauss & Co. - Class A	499	6,776
LGI Homes, Inc. (b)	109	10,844
Life Time Group Holdings, Inc. (b)	332	5,050
Light & Wonder, Inc. (b)	438	31,243
Lithia Motors, Inc.	140	41,346
LKQ Corp.	1,351	66,888
LL Flooring Holdings, Inc. (b)	241	764
Lowe's Cos., Inc.	3,135	651,578
Lucid Group, Inc. (b)(e)	3,848	21,510
Lululemon Athletica, Inc. (b)	577	222,497
Luminar Technologies, Inc. (b)(e)	1,133	5,155
M/I Homes, Inc. (b)	144	12,102
Macy's, Inc.	1,219	14,153
Malibu Boats, Inc. - Class A (b)	86	4,216
MarineMax, Inc. (b)	165	5,415
Marriott International, Inc. - Class A	1,358	266,928
Marriott Vacations Worldwide Corp.	155	15,598
Mattel, Inc. (b)	1,876	41,328
McDonald's Corp.	3,775	994,486
MDC Holdings, Inc.	245	10,101
Meritage Homes Corp.	200	24,478
MGM Resorts International	1,665	61,205
Mister Car Wash, Inc. (b)	341	1,879
Modine Manufacturing Co. (b)	227	10,385
Mohawk Industries, Inc. (b)	266	22,825
Monarch Casino & Resort, Inc.	82	5,092
Monro, Inc.	167	4,638
Movado Group, Inc.	157	4,294
Murphy USA, Inc.	108	36,907
National Vision Holdings, Inc. (b)	396	6,407
Newell Brands, Inc.	2,053	18,539
NIKE, Inc. - Class B	6,398	611,777
Nordstrom, Inc.	386	5,767
Norwegian Cruise Line Holdings Ltd. (b)	2,074	34,180
NVR, Inc. (b)	16	95,413
Ollie's Bargain Outlet Holdings, Inc. (b)	289	22,305
O'Reilly Automotive, Inc. (b)	318	289,017
Overstock.com, Inc. (b)	240	3,797
Oxford Industries, Inc.	105	10,094
Papa John's International, Inc.	173	11,802
Patrick Industries, Inc.	123	9,232
Peloton Interactive, Inc. - Class A (b)	1,538	7,767
Penn Entertainment, Inc. (b)	842	19,324
Penske Automotive Group, Inc.	102	17,040
Perdoceo Education Corp.	500	8,550
Petco Health & Wellness Co., Inc. (b)	671	2,744
Phinia, Inc.	219	5,867
Planet Fitness, Inc. - Class A (b)	440	21,639
Polaris, Inc.	291	30,305
Pool Corp.	190	67,659
Portillo's, Inc. - Class A (b)	238	3,663
PulteGroup, Inc.	1,171	86,713
PVH Corp.	315	24,101
QuantumScape Corp. (b)	1,153	7,714
Ralph Lauren Corp.	225	26,120
RCI Hospitality Holdings, Inc.	72	4,368
Red Rock Resorts, Inc. - Class A	263	10,783
Revolve Group, Inc. (b)	216	2,940
RH (b)	111	29,344
Rivian Automotive, Inc. - Class A (b)	3,586	87,068
Ross Stores, Inc.	1,755	198,227
Rover Group, Inc. (b)	877	5,490
Royal Caribbean Cruises Ltd. (b)	1,169	107,712
Sabre Corp. (b)	1,400	6,286
Sally Beauty Holdings, Inc. (b)	700	5,866
SeaWorld Entertainment, Inc. (b)	355	16,419
Service Corp. International	729	41,655
Shake Shack, Inc. - Class A (b)	200	11,614
Shoe Carnival, Inc.	120	2,884
Signet Jewelers Ltd.	218	15,655
Six Flags Entertainment Corp. (b)	327	7,688
Skechers USA, Inc. - Class A (b)	709	34,706
Skyline Champion Corp. (b)	304	19,371
Sleep Number Corp. (b)	90	2,213
Sonic Automotive, Inc. - Class A	114	5,445
Sonos, Inc. (b)	508	6,558
Standard Motor Products, Inc.	147	4,942
Starbucks Corp.	5,752	524,985
Steven Madden Ltd.	450	14,296
Stoneridge, Inc. (b)	252	5,058
Strategic Education, Inc.	90	6,772
Stride, Inc. (b)	186	8,376
Sturm Ruger & Co., Inc.	93	4,847
Sweetgreen, Inc. - Class A (b)	430	5,053
Tapestry, Inc.	1,214	34,902
Taylor Morrison Home Corp. (b)	532	22,669
Tempur Sealy International, Inc.	859	37,229
Tesla, Inc. (b)	13,926	3,484,564
Texas Roadhouse, Inc.	332	31,905
The Aaron's Co., Inc.	200	2,094
The Buckle, Inc.	161	5,376
The Cheesecake Factory, Inc.	300	9,090
The Gap, Inc.	840	8,929
The Goodyear Tire & Rubber Co. (b)	1,254	15,587
The Home Depot, Inc.	5,268	1,591,779
The ODP Corp. (b)	176	8,122
The TJX Cos., Inc.	5,966	530,258
The Wendy's Co.	1,105	22,553
Thor Industries, Inc.	240	22,831
Toll Brothers, Inc.	540	39,938
TopBuild Corp. (b)	162	40,759
Topgolf Callaway Brands Corp. (b)	650	8,996
Tractor Supply Co.	576	116,957
Travel + Leisure Co.	382	14,031
Tri Pointe Homes, Inc. (b)	522	14,277
Udemy, Inc. (b)	372	3,534
Ulta Beauty, Inc. (b)	255	101,860
Under Armour, Inc. - Class A (b)	1,256	8,604
Under Armour, Inc. - Class C (b)	595	3,796
Upbound Group, Inc.	194	5,713
Urban Outfitters, Inc. (b)	277	9,055
Vail Resorts, Inc.	197	43,712
Valvoline, Inc.	872	28,113
VF Corp.	1,979	34,969
Victoria's Secret & Co. (b)	494	8,240
Vista Outdoor, Inc. (b)	206	6,823
Visteon Corp. (b)	149	20,572
Warby Parker, Inc. - Class A (b)	541	7,120
Wayfair, Inc. - Class A (b)	410	24,834
Whirlpool Corp.	272	36,366
Williams-Sonoma, Inc.	354	55,012
Wingstop, Inc.	142	25,537
Winmark Corp.	7	2,612
Winnebago Industries, Inc.	175	10,404
Wolverine World Wide, Inc.	533	4,296
WW International, Inc. (b)	440	4,871
Wyndham Hotels & Resorts, Inc.	437	30,389
Wynn Resorts Ltd.	525	48,515
XPEL, Inc. (b)	88	6,786
Xponential Fitness, Inc. - Class A (b)	246	3,813
YETI Holdings, Inc. (b)	494	23,821
Yum China Holdings, Inc.	2,098	116,901
Yum! Brands, Inc.	1,446	180,663
		23,187,492
Consumer Staples - 5.9%
Albertsons Cos., Inc. - Class A	1,572	35,763
Altria Group, Inc.	9,326	392,158
Archer-Daniels-Midland Co.	2,814	212,232
B&G Foods, Inc.	250	2,473
BellRing Brands, Inc. (b)	701	28,902
Beyond Meat, Inc. (b)(e)	390	3,752
BJ's Wholesale Club Holdings, Inc. (b)	717	51,172
Brown-Forman Corp. - Class B	1,547	89,246
Bunge Ltd.	756	81,837
Calavo Growers, Inc.	158	3,986
Cal-Maine Foods, Inc.	201	9,732
Campbell Soup Co.	1,064	43,709
Casey's General Stores, Inc.	202	54,847
Celsius Holdings, Inc. (b)	241	41,356
Central Garden & Pet Co. - Class A (b)	165	6,615
Church & Dwight Co., Inc.	1,273	116,645
Coca-Cola Consolidated, Inc.	27	17,181
Colgate-Palmolive Co.	4,157	295,604
Conagra Brands, Inc.	2,366	64,876
Constellation Brands, Inc. - Class A	868	218,155
Costco Wholesale Corp.	2,292	1,294,888
Coty, Inc. - Class A (b)	1,566	17,179
Darling Ingredients, Inc. (b)	852	44,474
Dole PLC	419	4,852
Dollar General Corp.	1,155	122,199
Dollar Tree, Inc. (b)	1,159	123,376
Edgewell Personal Care Co.	275	10,164
elf Beauty, Inc. (b)	257	28,226
Energizer Holdings, Inc.	355	11,374
Flowers Foods, Inc.	1,066	23,644
Fresh Del Monte Produce, Inc.	100	2,584
Freshpet, Inc. (b)	270	17,788
General Mills, Inc.	3,059	195,745
Grocery Outlet Holding Corp. (b)	407	11,742
Herbalife Ltd. (b)	328	4,589
Hormel Foods Corp.	1,553	59,061
Hostess Brands, Inc. (b)	627	20,885
Ingles Markets, Inc. - Class A	56	4,219
Ingredion, Inc.	309	30,406
Inter Parfums, Inc.	111	14,912
J & J Snack Foods Corp.	84	13,747
John B Sanfilippo & Son, Inc.	65	6,422
Kellogg Co.	1,677	99,798
Kenvue, Inc.	772	15,502
Keurig Dr Pepper, Inc.	4,679	147,716
Kimberly-Clark Corp.	1,731	209,191
Lamb Weston Holdings, Inc.	739	68,328
Lancaster Colony Corp.	112	18,483
McCormick & Co., Inc.	1,277	96,592
Medifast, Inc.	73	5,464
MGP Ingredients, Inc.	71	7,489
Mission Produce, Inc. (b)	336	3,252
Molson Coors Beverage Co. - Class B	1,032	65,625
Mondelez International, Inc. - Class A	7,045	488,923
Monster Beverage Corp. (b)	3,876	205,234
National Beverage Corp. (b)	92	4,326
Nu Skin Enterprises, Inc. - Class A	325	6,893
PepsiCo, Inc.	7,114	1,205,396
Performance Food Group Co. (b)	821	48,324
Philip Morris International, Inc.	8,004	741,010
Pilgrim's Pride Corp. (b)	231	5,274
Post Holdings, Inc. (b)	273	23,407
PriceSmart, Inc.	115	8,560
Reynolds Consumer Products, Inc.	328	8,407
Seaboard Corp.	2	7,506
Sovos Brands, Inc. (b)	349	7,870
SpartanNash Co.	169	3,718
Spectrum Brands Holdings, Inc.	228	17,864
Sprouts Farmers Market, Inc. (b)	544	23,283
Sysco Corp.	2,596	171,466
Target Corp.	2,363	261,277
The Andersons, Inc.	114	5,872
The Beauty Health Co. (b)	542	3,263
The Boston Beer Co., Inc. - Class A (b)	50	19,477
The Chefs' Warehouse, Inc. (b)	258	5,464
The Clorox Co.	644	84,403
The Coca-Cola Co.	22,131	1,238,893
The Duckhorn Portfolio, Inc. (b)	229	2,349
The Estee Lauder Cos., Inc. - Class A	1,199	173,316
The Hain Celestial Group, Inc. (b)	600	6,222
The Hershey Co.	749	149,860
The J M Smucker Co.	554	68,092
The Kraft Heinz Co.	5,650	190,066
The Kroger Co.	3,707	165,888
The Proctor & Gamble Co.	12,195	1,778,763
The Simply Good Foods Co. (b)	564	19,469
The Vita Coco Co., Inc. (b)	205	5,338
Tootsie Roll Industries, Inc.	27	806
TreeHouse Foods, Inc. (b)	298	12,987
Tyson Foods, Inc. - Class A	1,402	70,787
United Natural Foods, Inc. (b)	297	4,200
Universal Corp.	181	8,545
US Foods Holding Corp. (b)	1,093	43,392
USANA Health Sciences, Inc. (b)	87	5,099
Utz Brands, Inc.	259	3,478
Vector Group Ltd.	938	9,980
Walgreens Boots Alliance, Inc.	3,650	81,176
Walmart, Inc.	7,240	1,157,893
WD-40 Co.	72	14,633
Weis Markets, Inc.	68	4,284
		13,142,890
Energy - 4.8%
Antero Midstream Corp.	1,459	17,479
Antero Resources Corp. (b)	1,259	31,953
APA Corp.	1,536	63,130
Archrock, Inc.	495	6,237
Baker Hughes Co.	5,175	182,781
Berry Corp.	696	5,707
Bristow Group, Inc. (b)	100	2,817
Cactus, Inc. - Class A	322	16,168
California Resources Corp.	314	17,587
Callon Petroleum Co. (b)	265	10,367
Centrus Energy Corp. - Class A (b)	116	6,584
ChampionX Corp.	1,078	38,398
Cheniere Energy, Inc.	1,247	206,952
Chesapeake Energy Corp.	652	56,222
Chevron Corp.	10,091	1,701,545
Chord Energy Corp.	209	33,873
Civitas Resources, Inc.	388	31,378
Clean Energy Fuels Corp. (b)	1,650	6,320
CNX Resources Corp. (b)	862	19,464
Comstock Resources, Inc.	895	9,872
ConocoPhillips	6,323	757,495
CONSOL Energy, Inc.	206	21,611
Coterra Energy, Inc.	3,953	106,929
Crescent Energy Co. - Class A	315	3,982
CVR Energy, Inc.	539	18,342
Delek US Holdings, Inc.	301	8,551
Denbury, Inc. (b)	227	22,248
Devon Energy Corp.	3,385	161,465
Diamond Offshore Drilling, Inc. (b)	459	6,738
Diamondback Energy, Inc.	916	141,870
Dorian LPG Ltd.	219	6,292
Dril-Quip, Inc. (b)	145	4,085
DT Midstream, Inc.	511	27,042
Earthstone Energy, Inc. - Class A (b)	367	7,428
EOG Resources, Inc.	3,020	382,815
EQT Corp.	2,033	82,499
Equitrans Midstream Corp.	2,321	21,748
Excelerate Energy, Inc. - Class A	203	3,459
Expro Group Holdings NV (b)	554	12,869
Exxon Mobil Corp.	21,290	2,503,278
Green Plains, Inc. (b)	300	9,030
Gulfport Energy Corp. (b)	95	11,273
Halliburton Co.	4,698	190,269
Helix Energy Solutions Group, Inc. (b)	525	5,864
Helmerich & Payne, Inc.	550	23,188
Hess Corp.	1,439	220,167
HF Sinclair Corp.	819	46,626
International Seaways, Inc.	208	9,360
Kinder Morgan, Inc.	9,977	165,419
KLX Energy Services Holdings, Inc. (b)	66	782
Kosmos Energy Ltd. (b)	2,396	19,599
Liberty Energy, Inc.	843	15,612
Magnolia Oil & Gas Corp. - Class A	901	20,642
Marathon Oil Corp.	3,169	84,771
Marathon Petroleum Corp.	2,303	348,536
Matador Resources Co.	583	34,677
Murphy Oil Corp.	792	35,917
Nabors Industries Ltd. (b)	48	5,911
Natural Gas Services Group, Inc. (b)	322	4,688
New Fortress Energy, Inc.	313	10,260
NextDecade Corp. (b)	760	3,891
Northern Oil and Gas, Inc.	360	14,483
NOV, Inc.	2,086	43,597
Occidental Petroleum Corp.	4,715	305,909
Oceaneering International, Inc. (b)	527	13,554
ONEOK, Inc.	2,260	143,352
Ovintiv, Inc.	1,227	58,368
Par Pacific Holdings, Inc. (b)	350	12,579
Patterson-UTI Energy, Inc.	1,757	24,317
PBF Energy, Inc. - Class A	582	31,154
Peabody Energy Corp.	800	20,792
Permian Basin Royalty Trust (e)	243	5,164
Permian Resources Corp.	1,104	15,412
Phillips 66	2,443	293,526
Pioneer Natural Resources Co.	1,212	278,215
ProPetro Holding Corp. (b)	504	5,358
Range Resources Corp.	1,174	38,049
REX American Resources Corp. (b)	152	6,189
RPC, Inc.	625	5,588
Sabine Royalty Trust	84	5,536
Schlumberger NV	7,305	425,882
Select Water Solutions, Inc.	615	4,889
SFL Corp. Ltd.	575	6,411
Sitio Royalties Corp. - Class A	319	7,723
SM Energy Co.	645	25,574
Southwestern Energy Co. (b)	5,040	32,508
Talos Energy, Inc. (b)	634	10,423
Targa Resources Corp.	1,130	96,864
TETRA Technologies, Inc. (b)	1,079	6,884
Texas Pacific Land Corp.	41	74,766
The Williams Cos., Inc.	6,378	214,875
Tidewater, Inc. (b)	230	16,346
Uranium Energy Corp. (b)	1,873	9,646
US Silica Holdings, Inc. (b)	456	6,402
Valero Energy Corp.	1,925	272,792
Vital Energy, Inc. (b)	85	4,711
W&T Offshore, Inc. (b)	679	2,974
Weatherford International PLC (b)	360	32,519
World Kinect Corp.	203	4,553
		10,609,946
Financials - 12.7%
1st Source Corp.	103	4,335
Affiliated Managers Group, Inc.	203	26,459
Affirm Holdings, Inc. (b)(e)	1,710	36,372
Aflac, Inc.	2,858	219,351
AGNC Investment Corp.	3,371	31,822
Ally Financial, Inc.	1,620	43,222
A-Mark Precious Metals, Inc.	160	4,693
Ambac Financial Group, Inc. (b)	412	4,969
Amerant Bancorp, Inc.	194	3,383
American Equity Investment Life Holding Co. (b)	461	24,728
American Express Co.	3,901	581,990
American Financial Group, Inc.	410	45,785
American International Group, Inc.	3,811	230,947
Ameriprise Financial, Inc.	594	195,830
Ameris Bancorp	300	11,517
AMERISAFE, Inc.	107	5,357
Annaly Capital Management, Inc. (e)	3,785	71,196
Aon PLC - Class A	1,053	341,404
Apollo Commercial Real Estate Finance, Inc.	886	8,975
Apollo Global Management, Inc.	2,187	196,305
Arbor Realty Trust, Inc. (e)	1,054	16,000
Arch Capital Group Ltd. (b)	1,882	150,014
Ares Commercial Real Estate Corp.	458	4,360
Argo Group International Holdings Ltd.	260	7,758
ARMOUR Residential REIT, Inc.	1,046	4,446
Arthur J Gallagher & Co.	1,087	247,760
Artisan Partners Asset Management, Inc. - Class A	450	16,839
AssetMark Financial Holdings, Inc. (b)	202	5,066
Associated Banc-Corp	670	11,464
Assurant, Inc.	284	40,777
Assured Guaranty Ltd.	243	14,706
Atlantic Union Bankshares Corp.	447	12,865
Avantax, Inc. (b)	246	6,293
AvidXchange Holdings, Inc. (b)	1,245	11,803
Axis Capital Holdings Ltd.	380	21,421
Axos Financial, Inc. (b)	236	8,935
B Riley Financial, Inc. (e)	247	10,125
Banc of California, Inc.	841	10,412
BancFirst Corp.	115	9,974
Bank First Corp.	140	10,801
Bank of America Corp.	41,339	1,131,862
Bank of Hawaii Corp. (e)	217	10,783
Bank OZK	648	24,021
BankUnited, Inc.	414	9,398
Banner Corp.	180	7,628
Berkshire Hathaway, Inc. - Class A (b)	1	531,477
Berkshire Hathaway, Inc. - Class B (b)	6,730	2,357,519
Berkshire Hills Bancorp, Inc.	300	6,015
BGC Group, Inc. - Class A	1,563	8,253
BlackRock, Inc.	781	504,909
Blackstone Mortgage Trust, Inc. - Class A (e)	1,277	27,775
Block, Inc. (b)	2,908	128,708
Blue Owl Capital, Inc.	3,273	42,418
BOK Financial Corp.	170	13,597
Bread Financial Holdings, Inc.	183	6,259
Brighthouse Financial, Inc. (b)	378	18,499
BrightSpire Capital, Inc.	1,589	9,947
Brookline Bancorp, Inc.	500	4,555
Brown & Brown, Inc.	1,257	87,789
BRP Group, Inc. - Class A (b)	317	7,364
Business First Bancshares, Inc.	222	4,165
Cadence Bank	846	17,952
Cambridge Bancorp	61	3,800
Camden National Corp.	115	3,245
Cannae Holdings, Inc. (b)	689	12,843
Cantaloupe, Inc. (b)	1,204	7,525
Capital One Financial Corp.	1,950	189,247
Capitol Federal Financial, Inc.	420	2,003
Cathay General Bancorp	343	11,923
Cboe Global Markets, Inc.	546	85,291
Central Pacific Financial Corp.	231	3,853
Chimera Investment Corp.	1,455	7,944
Cincinnati Financial Corp.	781	79,888
Citigroup, Inc.	10,404	427,917
Citizens Financial Group, Inc.	2,452	65,714
City Holding Co.	74	6,686
Claros Mortgage Trust, Inc.	597	6,615
CME Group, Inc.	1,841	368,605
CNA Financial Corp.	138	5,430
CNO Financial Group, Inc.	601	14,262
Cohen & Steers, Inc.	185	11,598
Coinbase Global, Inc. - Class A (b)	1,007	75,606
Columbia Banking System, Inc.	976	19,813
Columbia Financial, Inc. (b)	232	3,645
Comerica, Inc.	673	27,963
Commerce Bancshares, Inc.	655	31,427
Community Bank System, Inc.	299	12,621
Community Trust Bancorp, Inc.	110	3,769
ConnectOne Bancorp, Inc.	180	3,209
Credit Acceptance Corp. (b)(e)	40	18,405
CrossFirst Bankshares, Inc. (b)	390	3,935
Cullen/Frost Bankers, Inc.	304	27,728
Customers Bancorp, Inc. (b)	203	6,993
CVB Financial Corp.	789	13,074
Dime Community Bancshares, Inc.	140	2,794
Discover Financial Services	1,340	116,084
Donnelley Financial Solutions, Inc. (b)	159	8,949
Dynex Capital, Inc.	405	4,836
Eagle Bancorp, Inc.	194	4,161
East West Bancorp, Inc.	748	39,427
Eastern Bankshares, Inc.	969	12,151
eHealth, Inc. (b)	175	1,295
Employers Holdings, Inc.	75	2,996
Enact Holdings, Inc.	212	5,773
Encore Capital Group, Inc. (b)	69	3,295
Enova International, Inc. (b)	136	6,918
Enstar Group Ltd. (b)	73	17,666
Enterprise Financial Services Corp.	202	7,575
Equitable Holdings, Inc.	3,537	100,415
Erie Indemnity Co. - Class A	136	39,955
Euronet Worldwide, Inc. (b)	251	19,924
Evercore, Inc. - Class A	194	26,749
Everest Group Ltd.	146	54,264
F&G Annuities & Life, Inc.	94	2,638
FactSet Research Systems, Inc.	194	84,828
FB Financial Corp.	189	5,360
Federal Agricultural Mortgage Corp. - Class C	49	7,561
Federated Hermes, Inc.	481	16,291
Fidelity National Financial, Inc.	2,115	87,349
Fidelity National Information Services, Inc.	3,029	167,413
Fifth Third Bancorp	3,450	87,388
First American Financial Corp.	527	29,770
First Bancorp	156	4,390
First BanCorp	978	13,164
First Busey Corp.	325	6,246
First Citizens BancShares, Inc. - Class A	62	85,566
First Commonwealth Financial Corp.	429	5,238
First Community Bankshares, Inc.	214	6,302
First Financial Bancorp	510	9,996
First Financial Bankshares, Inc.	730	18,338
First Financial Corp.	100	3,381
First Hawaiian, Inc.	742	13,393
First Horizon Corp.	2,842	31,319
First Interstate BancSystem, Inc. - Class A	446	11,123
First Merchants Corp.	303	8,429
FirstCash Holdings, Inc.	221	22,184
Fiserv, Inc. (b)	3,226	364,409
FleetCor Technologies, Inc. (b)	358	91,412
Flushing Financial Corp.	249	3,269
Flywire Corp. (b)	607	19,357
FNB Corp.	1,919	20,706
Franklin BSP Realty Trust, Inc.	422	5,587
Franklin Resources, Inc.	1,633	40,139
Fulton Financial Corp.	889	10,766
Genworth Financial, Inc. - Class A (b)	2,084	12,212
German American Bancorp, Inc.	80	2,167
Glacier Bancorp, Inc.	550	15,675
Global Payments, Inc.	1,346	155,315
Globe Life, Inc.	512	55,670
Goosehead Insurance, Inc. - Class A (b)	134	9,987
Granite Point Mortgage Trust, Inc.	2,184	10,658
Great Ajax Corp.	81	522
Great Southern Bancorp, Inc.	85	4,073
Green Dot Corp. - Class A (b)	973	13,554
Hagerty, Inc. - Class A (b)	252	2,059
Hamilton Lane, Inc. - Class A	182	16,460
Hancock Whitney Corp.	500	18,495
Hanmi Financial Corp.	200	3,246
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	625	13,250
HarborOne Bancorp, Inc.	359	3,418
Heartland Financial USA, Inc.	190	5,592
Heritage Commerce Corp.	466	3,947
Heritage Financial Corp.	184	3,001
Hilltop Holdings, Inc.	151	4,282
Hippo Holdings, Inc. (b)	302	2,407
Home BancShares, Inc.	950	19,893
HomeStreet, Inc.	165	1,285
Hope Bancorp, Inc.	702	6,213
Horace Mann Educators Corp.	249	7,316
Horizon Bancorp, Inc.	262	2,798
Houlihan Lokey, Inc.	266	28,494
Huntington Bancshares, Inc.	7,149	74,350
I3 Verticals, Inc. - Class A (b)	226	4,778
Independent Bank Corp.	244	11,978
Independent Bank Group, Inc.	190	7,514
Interactive Brokers Group, Inc. - Class A	500	43,280
Intercontinental Exchange, Inc.	2,891	318,068
International Bancshares Corp.	280	12,135
International Money Express, Inc. (b)	206	3,488
Invesco Ltd.	2,852	41,411
Invesco Mortgage Capital, Inc.	520	5,205
Jack Henry & Associates, Inc.	358	54,108
Jackson Financial, Inc. - Class A	528	20,180
Jefferies Financial Group, Inc.	923	33,809
JPMorgan Chase & Co.	15,062	2,184,291
Kearny Financial Corp.	459	3,181
Kemper Corp.	300	12,609
KeyCorp	5,002	53,822
Kinsale Capital Group, Inc.	118	48,867
KKR Real Estate Finance Trust, Inc.	349	4,143
Ladder Capital Corp.	605	6,207
Lakeland Bancorp, Inc.	545	6,878
Lakeland Financial Corp.	98	4,651
Lazard Ltd. - Class A	581	18,017
Lemonade, Inc. (b)	347	4,032
LendingClub Corp. (b)	966	5,893
LendingTree, Inc. (b)	30	465
Lincoln National Corp.	1,176	29,035
Live Oak Bancshares, Inc. (e)	223	6,456
Loews Corp.	1,050	66,475
LPL Financial Holdings, Inc.	398	94,585
M&T Bank Corp.	846	106,977
Markel Group, Inc. (b)	68	100,129
MarketAxess Holdings, Inc.	190	40,592
Marqeta, Inc. - Class A (b)	3,058	18,287
Marsh & McLennan Cos., Inc.	2,553	485,836
Mastercard, Inc. - Class A	4,351	1,722,604
Mercury General Corp.	223	6,251
MetLife, Inc.	3,544	222,953
Metropolitan Bank Holding Corp. (b)	75	2,721
MFA Financial, Inc.	675	6,487
MGIC Investment Corp.	1,611	26,888
Midland States Bancorp, Inc.	203	4,170
Moelis & Co. - Class A	387	17,465
Moody's Corp.	1,041	329,133
Morgan Stanley	6,752	551,436
Morningstar, Inc.	134	31,388
Mr Cooper Group, Inc. (b)	330	17,675
MSCI, Inc.	409	209,850
Nasdaq, Inc.	1,748	84,935
National Bank Holdings Corp. - Class A	156	4,643
National Western Life Group, Inc. - Class A	12	5,250
Navient Corp.	669	11,520
NBT Bancorp, Inc.	200	6,338
Nelnet, Inc. - Class A	73	6,520
New York Community Bancorp, Inc.	3,553	40,291
New York Mortgage Trust, Inc.	627	5,323
Nicolet Bankshares, Inc.	167	11,653
NMI Holdings, Inc. - Class A (b)	394	10,673
Northern Trust Corp.	1,033	71,773
Northfield Bancorp, Inc.	338	3,194
Northwest Bancshares, Inc.	517	5,289
NU Holdings Ltd. - Class A (b)	11,203	81,222
OceanFirst Financial Corp.	100	1,447
OFG Bancorp	211	6,300
Old National Bancorp	1,331	19,353
Old Republic International Corp.	1,437	38,713
Old Second Bancorp, Inc.	369	5,022
OneMain Holdings, Inc.	618	24,776
Open Lending Corp. (b)	1,914	14,010
Orchid Island Capital, Inc.	581	4,945
Origin Bancorp, Inc.	124	3,580
Oscar Health, Inc. - Class A (b)	742	4,133
Pacific Premier Bancorp, Inc.	489	10,641
PacWest Bancorp	652	5,157
Pagseguro Digital Ltd. - Class A (b)	1,216	10,470
Palomar Holdings, Inc. (b)	130	6,597
Park National Corp.	87	8,223
Pathward Financial, Inc.	106	4,886
Payoneer Global, Inc. (b)	1,761	10,777
PayPal Holdings, Inc. (b)	5,797	338,893
Peapack-Gladstone Financial Corp.	140	3,591
PennyMac Financial Services, Inc.	205	13,653
PennyMac Mortgage Investment Trust	450	5,580
Peoples Bancorp, Inc.	167	4,238
Pinnacle Financial Partners, Inc.	420	28,157
Piper Sandler Cos.	123	17,873
PJT Partners, Inc. - Class A	141	11,201
Popular, Inc.	327	20,604
PRA Group, Inc. (b)	300	5,763
Preferred Bank	74	4,606
Premier Financial Corp.	117	1,996
Primerica, Inc.	199	38,608
Principal Financial Group, Inc.	1,264	91,096
ProAssurance Corp.	230	4,345
PROG Holdings, Inc. (b)	248	8,236
Prosperity Bancshares, Inc.	470	25,653
Provident Financial Services, Inc.	354	5,413
Prudential Financial, Inc.	2,456	233,050
QCR Holdings, Inc.	159	7,715
Radian Group, Inc.	892	22,398
Raymond James Financial, Inc.	1,196	120,114
Ready Capital Corp.	539	5,449
Redwood Trust, Inc.	692	4,934
Regions Financial Corp.	4,770	82,044
Reinsurance Group of America, Inc.	359	52,123
Remitly Global, Inc. (b)	887	22,370
RenaissanceRe Holdings Ltd.	260	51,459
Renasant Corp.	251	6,574
Repay Holdings Corp. (b)	615	4,668
Rithm Capital Corp.	3,200	29,728
RLI Corp.	195	26,499
Robinhood Markets, Inc. - Class A (b)	2,372	23,269
Ryan Specialty Holdings, Inc. (b)	502	24,297
S&P Global, Inc.	1,664	608,042
S&T Bancorp, Inc.	187	5,064
Safety Insurance Group, Inc.	45	3,069
Sandy Spring Bancorp, Inc.	166	3,557
Seacoast Banking Corp. of Florida	323	7,093
SEI Investments Co.	605	36,439
Selective Insurance Group, Inc.	300	30,951
ServisFirst Bancshares, Inc.	248	12,938
Shift4 Payments, Inc. - Class A (b)	269	14,895
Simmons First National Corp. - Class A	687	11,652
SLM Corp.	1,321	17,992
Southside Bancshares, Inc.	171	4,908
SouthState Corp.	375	25,260
Starwood Property Trust, Inc.	1,825	35,314
State Street Corp.	1,769	118,452
Stellar Bancorp, Inc.	122	2,601
StepStone Group, Inc. - Class A	257	8,116
Stewart Information Services Corp.	107	4,687
Stifel Financial Corp.	510	31,334
Stock Yards Bancorp, Inc.	175	6,876
StoneX Group, Inc. (b)	94	9,110
Synchrony Financial	2,236	68,355
Synovus Financial Corp.	727	20,211
T Rowe Price Group, Inc.	1,323	138,743
Texas Capital Bancshares, Inc. (b)	274	16,139
TFS Financial Corp.	156	1,844
The Allstate Corp.	1,341	149,401
The Bancorp, Inc. (b)	267	9,211
The Bank of New York Mellon Corp.	4,188	178,618
The Carlyle Group, Inc.	2,102	63,396
The Charles Schwab Corp.	8,797	482,955
The First Bancshares, Inc.	1,041	28,076
The Goldman Sachs Group, Inc.	1,723	557,511
The Hanover Insurance Group, Inc.	187	20,753
The Hartford Financial Services Group, Inc.	1,649	116,931
The PNC Financial Services Group, Inc.	2,057	252,538
The Progressive Corp.	3,015	419,989
The Travelers Cos., Inc.	1,204	196,625
The Western Union Co.	2,093	27,586
Toast, Inc. - Class A (b)	1,634	30,605
Tompkins Financial Corp.	39	1,911
Towne Bank	374	8,576
TPG RE Finance Trust, Inc.	827	5,566
TPG, Inc.	327	9,849
Tradeweb Markets, Inc. - Class A	571	45,794
TriCo Bancshares	215	6,886
Triumph Financial, Inc. (b)	132	8,552
Truist Financial Corp.	6,901	197,438
Trupanion, Inc. (b)(e)	270	7,614
TrustCo Bank Corp.	153	4,175
Trustmark Corp.	270	5,867
Two Harbors Investment Corp.	891	11,797
UMB Financial Corp.	243	15,078
United Bankshares, Inc.	707	19,506
United Community Banks, Inc.	615	15,627
United Fire Group, Inc.	166	3,278
Univest Financial Corp.	201	3,493
Unum Group	1,202	59,126
Upstart Holdings, Inc. (b)(e)	474	13,528
US Bancorp	7,935	262,331
Valley National Bancorp	2,390	20,458
Veritex Holdings, Inc.	320	5,744
Victory Capital Holdings, Inc. - Class A	193	6,435
Virtu Financial, Inc. - Class A	531	9,170
Virtus Investment Partners, Inc.	48	9,696
Visa, Inc. - Class A	8,414	1,935,304
Voya Financial, Inc.	472	31,364
W R Berkley Corp.	1,060	67,299
WaFd, Inc.	275	7,045
Walker & Dunlop, Inc.	196	14,551
Washington Trust Bancorp, Inc.	100	2,633
Webster Financial Corp.	897	36,158
Wells Fargo & Co.	19,617	801,551
WesBanco, Inc.	350	8,547
Westamerica BanCorp	176	7,612
Western Alliance Bancorp	573	26,341
Western New England Bancorp, Inc.	200	1,298
WEX, Inc. (b)	248	46,646
White Mountains Insurance Group Ltd.	11	16,453
Wintrust Financial Corp.	319	24,085
WisdomTree, Inc.	192	1,344
World Acceptance Corp. (b)	49	6,226
WSFS Financial Corp.	373	13,614
Zions Bancorp NA	746	26,028
		27,978,492
Health Care - 13.1%
10X Genomics, Inc. - Class A (b)	459	18,934
2seventy bio, Inc. (b)	149	584
4D Molecular Therapeutics, Inc. (b)	337	4,290
89bio, Inc. (b)(e)	693	10,700
Abbott Laboratories	8,873	859,350
AbbVie, Inc.	9,146	1,363,303
Acadia Healthcare Co., Inc. (b)	477	33,538
ACADIA Pharmaceuticals, Inc. (b)(e)	735	15,317
Accolade, Inc. (b)	570	6,031
Aclaris Therapeutics, Inc. (b)	316	2,165
AdaptHealth Corp. (b)	397	3,613
Adaptive Biotechnologies Corp. (b)	988	5,385
Addus HomeCare Corp. (b)	70	5,963
ADMA Biologics, Inc. (b)	1,236	4,425
Agilent Technologies, Inc.	1,511	168,960
agilon health, Inc. (b)(e)	1,608	28,558
Agios Pharmaceuticals, Inc. (b)	300	7,425
Akero Therapeutics, Inc. (b)	269	13,606
Alector, Inc. (b)	560	3,629
Align Technology, Inc. (b)	366	111,747
Alignment Healthcare, Inc. (b)	664	4,608
Alkermes PLC (b)	883	24,733
Allakos, Inc. (b)	160	363
Allogene Therapeutics, Inc. (b)	500	1,585
Alnylam Pharmaceuticals, Inc. (b)	637	112,813
Alphatec Holdings, Inc. (b)	518	6,718
ALX Oncology Holdings, Inc. (b)	109	523
Ambrx Biopharma, Inc. - ADR (b)	2,151	24,737
Amedisys, Inc. (b)	151	14,103
Amgen, Inc.	2,753	739,896
Amicus Therapeutics, Inc. (b)	1,252	15,224
AMN Healthcare Services, Inc. (b)	188	16,014
Amphastar Pharmaceuticals, Inc. (b)	217	9,980
Amylyx Pharmaceuticals, Inc. (b)	167	3,058
AnaptysBio, Inc. (b)	182	3,269
Anavex Life Sciences Corp. (b)	627	4,107
AngioDynamics, Inc. (b)	231	1,689
ANI Pharmaceuticals, Inc. (b)	90	5,225
Anika Therapeutics, Inc. (b)	100	1,863
Apellis Pharmaceuticals, Inc. (b)	558	21,226
Apollo Medical Holdings, Inc. (b)	202	6,232
Arcellx, Inc. (b)	284	10,190
Arcturus Therapeutics Holdings, Inc. (b)(e)	257	6,566
Arcus Biosciences, Inc. (b)	347	6,229
Arcutis Biotherapeutics, Inc. (b)	249	1,322
Ardelyx, Inc. (b)	1,606	6,553
Arrowhead Pharmaceuticals, Inc. (b)	563	15,128
Artivion, Inc. (b)	48	728
Arvinas, Inc. (b)	300	5,892
AtriCure, Inc. (b)	208	9,110
Atrion Corp.	9	3,719
Avanos Medical, Inc. (b)	297	6,005
Avantor, Inc. (b)	3,417	72,030
Avid Bioservices, Inc. (b)	330	3,115
Avidity Biosciences, Inc. (b)	312	1,991
Axonics, Inc. (b)	259	14,535
Axsome Therapeutics, Inc. (b)	141	9,855
Azenta, Inc. (b)	347	17,416
Baxter International, Inc.	2,585	97,558
Beam Therapeutics, Inc. (b)	701	16,859
Becton Dickinson & Co.	1,465	378,746
BioCryst Pharmaceuticals, Inc. (b)	1,160	8,213
Biogen, Inc. (b)	740	190,187
Biohaven Ltd. (b)	279	7,257
BioLife Solutions, Inc. (b)	211	2,914
BioMarin Pharmaceutical, Inc. (b)	913	80,782
Biomea Fusion, Inc. (b)	294	4,045
Bio-Rad Laboratories, Inc. - Class A (b)	111	39,788
Bio-Techne Corp.	765	52,074
Blueprint Medicines Corp. (b)	320	16,070
Boston Scientific Corp. (b)	7,375	389,400
Bridgebio Pharma, Inc. (b)	590	15,558
Bristol-Myers Squibb Co.	10,889	631,998
Brookdale Senior Living, Inc. (b)	1,379	5,709
Bruker Corp.	495	30,839
Cardinal Health, Inc.	1,309	113,647
CareDx, Inc. (b)	240	1,680
Caribou Biosciences, Inc. (b)	465	2,223
Cassava Sciences, Inc. (b)(e)	248	4,127
Castle Biosciences, Inc. (b)	171	2,888
Catalent, Inc. (b)	1,059	48,216
Catalyst Pharmaceuticals, Inc. (b)	507	5,927
Celldex Therapeutics, Inc. (b)	262	7,210
Cencora, Inc.	856	154,054
Centene Corp. (b)	2,831	194,999
Cerevel Therapeutics Holdings, Inc. (b)	359	7,837
Certara, Inc. (b)	411	5,976
Charles River Laboratories International, Inc. (b)	250	48,995
Chemed Corp.	75	38,978
Cincor Pharmaceuticals, Inc. (b)(c)(d)	146	–
Cogent Biosciences, Inc. (b)	343	3,344
Coherus Biosciences, Inc. (b)	508	1,900
Collegium Pharmaceutical, Inc. (b)	57	1,274
Computer Programs and Systems, Inc. (b)	100	1,594
Concert Pharmaceuticals, Inc. (b)(c)(d)	9,764	–
CONMED Corp.	169	17,044
Corcept Therapeutics, Inc. (b)	430	11,715
CorVel Corp. (b)	59	11,602
Crinetics Pharmaceuticals, Inc. (b)	270	8,030
Cross Country Healthcare, Inc. (b)	193	4,784
CryoPort, Inc. (b)	420	5,758
Cutera, Inc. (b)	103	620
CVS Health Corp.	6,662	465,141
Cymabay Therapeutics, Inc. (b)	484	7,216
Cytek Biosciences, Inc. (b)	397	2,191
Cytokinetics, Inc. (b)	470	13,846
Danaher Corp.	3,427	850,239
DaVita, Inc. (b)	485	45,847
Day One Biopharmaceuticals, Inc. (b)	242	2,969
Deciphera Pharmaceuticals, Inc. (b)	330	4,198
Definitive Healthcare Corp. (b)	302	2,413
Denali Therapeutics, Inc. (b)	627	12,935
DENTSPLY SIRONA, Inc.	1,122	38,328
Design Therapeutics, Inc. (b)	297	701
Dexcom, Inc. (b)	1,964	183,241
DocGo, Inc. (b)	469	2,500
Doximity, Inc. - Class A (b)	1,108	23,512
Dynavax Technologies Corp. (b)	612	9,039
Editas Medicine, Inc. (b)	320	2,496
Edwards Lifesciences Corp. (b)	3,215	222,735
Elanco Animal Health, Inc. (b)	2,580	28,999
Elevance Health, Inc.	1,232	536,437
Eli Lilly & Co.	4,372	2,348,332
Embecta Corp.	345	5,192
Emergent BioSolutions, Inc. (b)	293	996
Enanta Pharmaceuticals, Inc. (b)	103	1,151
Encompass Health Corp.	494	33,177
Enhabit, Inc. (b)	236	2,655
Enovis Corp. (b)	195	10,282
Envista Holdings Corp. (b)	798	22,248
Establishment Labs Holdings, Inc. (b)	112	5,496
Evolent Health, Inc. - Class A (b)	415	11,300
Exact Sciences Corp. (b)	1,116	76,134
Exelixis, Inc. (b)	1,548	33,824
Fortrea Holdings, Inc. (b)	469	13,409
Fulgent Genetics, Inc. (b)	228	6,097
GE HealthCare Technologies, Inc.	1,941	132,066
Gilead Sciences, Inc.	6,467	484,637
Glaukos Corp. (b)	205	15,426
Globus Medical, Inc. - Class A (b)	606	30,088
Guardant Health, Inc. (b)	570	16,895
Haemonetics Corp. (b)	250	22,395
Halozyme Therapeutics, Inc. (b)	732	27,962
Harmony Biosciences Holdings, Inc. (b)	168	5,505
HCA Healthcare, Inc.	1,063	261,477
Health Catalyst, Inc. (b)	502	5,080
HealthEquity, Inc. (b)	430	31,412
HealthStream, Inc.	231	4,985
Henry Schein, Inc. (b)	689	51,158
Hims & Hers Health, Inc. (b)	239	1,503
Hologic, Inc. (b)	1,251	86,819
Horizon Therapeutics PLC (b)	1,140	131,887
Humana, Inc.	649	315,751
ICON PLC (b)	423	104,164
ICU Medical, Inc. (b)	100	11,901
Ideaya Biosciences, Inc. (b)	260	7,015
IDEXX Laboratories, Inc. (b)	423	184,965
Illumina, Inc. (b)	812	111,471
ImmunoGen, Inc. (b)	1,374	21,805
Immunovant, Inc. (b)	463	17,775
Inari Medical, Inc. (b)	276	18,050
Incyte Corp. (b)	1,108	64,009
Inhibrx, Inc. (b)	155	2,844
Innoviva, Inc. (b)	242	3,144
Inogen, Inc. (b)	213	1,112
Insmed, Inc. (b)	760	19,190
Inspire Medical Systems, Inc. (b)	141	27,980
Insulet Corp. (b)	368	58,692
Integer Holdings Corp. (b)	148	11,608
Integra LifeSciences Holdings Corp. (b)	378	14,436
Intellia Therapeutics, Inc. (b)	460	14,545
Intercept Pharmaceuticals, Inc. (b)	137	2,540
Intra-Cellular Therapies, Inc. (b)	453	23,597
Intuitive Surgical, Inc. (b)	1,799	525,830
Ionis Pharmaceuticals, Inc. (b)(e)	700	31,752
Iovance Biotherapeutics, Inc. (b)	770	3,504
IQVIA Holdings, Inc. (b)	945	185,929
iRhythm Technologies, Inc. (b)	166	15,647
Ironwood Pharmaceuticals, Inc. - Class A (b)	1,000	9,630
iTeos Therapeutics, Inc. (b)	258	2,825
Jazz Pharmaceuticals PLC (b)	316	40,903
Johnson & Johnson	13,462	2,096,707
Karuna Therapeutics, Inc. (b)	167	28,238
Keros Therapeutics, Inc. (b)	124	3,953
Kiniksa Pharmaceuticals Ltd. - Class A (b)	338	5,871
Krystal Biotech, Inc. (b)	108	12,528
Kura Oncology, Inc. (b)	403	3,675
Kymera Therapeutics, Inc. (b)	142	1,974
Laboratory Corp. of America Holdings	469	94,292
Lantheus Holdings, Inc. (b)	358	24,874
Legend Biotech Corp. - ADR (b)	844	56,691
LeMaitre Vascular, Inc.	104	5,666
LifeStance Health Group, Inc. (b)	653	4,486
Ligand Pharmaceuticals, Inc. (b)	111	6,651
Madrigal Pharmaceuticals, Inc. (b)	60	8,762
MannKind Corp. (b)	2,270	9,375
Maravai LifeSciences Holdings, Inc. - Class A (b)	659	6,590
Masimo Corp. (b)	259	22,709
McKesson Corp.	710	308,744
Medpace Holdings, Inc. (b)	122	29,540
Medtronic PLC	6,901	540,762
Merck & Co., Inc.	13,102	1,348,851
Merit Medical Systems, Inc. (b)	298	20,568
Mesa Laboratories, Inc.	34	3,572
Mettler-Toledo International, Inc. (b)	114	126,320
MiMedx Group, Inc. (b)	749	5,460
Mirati Therapeutics, Inc. (b)	277	12,066
Mirum Pharmaceuticals, Inc. (b)	494	15,610
Moderna, Inc. (b)	1,708	176,419
ModivCare, Inc. (b)	60	1,891
Molina Healthcare, Inc. (b)	290	95,088
Morphic Holding, Inc. (b)(e)	173	3,963
Myriad Genetics, Inc. (b)	450	7,218
Natera, Inc. (b)	550	24,338
National HealthCare Corp.	67	4,287
National Research Corp.	128	5,679
Neogen Corp. (b)	1,159	21,488
NeoGenomics, Inc. (b)	690	8,487
Neurocrine Biosciences, Inc. (b)	510	57,375
Nevro Corp. (b)	162	3,114
NextGen Healthcare, Inc. (b)	305	7,238
Novavax, Inc. (b)(e)	757	5,481
Nurix Therapeutics, Inc. (b)	394	3,097
Nuvalent, Inc. - Class A (b)	258	11,860
OmniAb, Inc. (b)	543	2,818
OmniAb Operations, Inc. (b)(c)(d)	42	–
OmniAb Operations, Inc. (b)(c)(d)	42	–
Omnicell, Inc. (b)	252	11,350
Option Care Health, Inc. (b)	766	24,780
Organon & Co.	1,281	22,238
Orthofix Medical, Inc. (b)	298	3,832
OrthoPediatrics Corp. (b)	105	3,360
Outset Medical, Inc. (b)	205	2,230
Owens & Minor, Inc. (b)	312	5,042
Pacific Biosciences of California, Inc. (b)	1,620	13,527
Pacira BioSciences, Inc. (b)	279	8,560
Patterson Cos., Inc.	463	13,723
PDS Biotechnology Corp. (b)	151	763
Pediatrix Medical Group, Inc. (b)	600	7,626
Penumbra, Inc. (b)	174	42,092
Perrigo Co. PLC	698	22,301
Pfizer, Inc.	28,965	960,769
Phreesia, Inc. (b)	360	6,725
Pliant Therapeutics, Inc. (b)	222	3,849
Point Biopharma Global, Inc. (b)	651	4,342
Premier, Inc. - Class A	627	13,481
Prestige Consumer Healthcare, Inc. (b)	271	15,498
Privia Health Group, Inc. (b)	665	15,295
PROCEPT BioRobotics Corp. (b)	289	9,482
Progyny, Inc. (b)	390	13,268
Protagonist Therapeutics, Inc. (b)	308	5,137
Prothena Corp. PLC (b)	257	12,400
PTC Therapeutics, Inc. (b)(e)	372	8,337
Pulmonx Corp. (b)	288	2,975
Quanterix Corp. (b)	228	6,188
Quest Diagnostics, Inc.	582	70,923
QuidelOrtho Corp. (b)	264	19,283
R1 RCM, Inc. (b)	1,548	23,328
RadNet, Inc. (b)	264	7,442
RAPT Therapeutics, Inc. (b)	205	3,407
Recursion Pharmaceuticals, Inc. - Class A (b)	452	3,458
Regeneron Pharmaceuticals, Inc. (b)	531	436,992
REGENXBIO, Inc. (b)	218	3,588
Relay Therapeutics, Inc. (b)	410	3,448
Repligen Corp. (b)	267	42,456
Replimune Group, Inc. (b)	282	4,825
ResMed, Inc.	746	110,311
Revance Therapeutics, Inc. (b)	365	4,187
REVOLUTION Medicines, Inc. (b)	530	14,670
Revvity, Inc.	804	89,003
Rhythm Pharmaceuticals, Inc. (b)	231	5,296
Rocket Pharmaceuticals, Inc. (b)	400	8,196
Royalty Pharma PLC - Class A	1,915	51,973
RxSight, Inc. (b)	228	6,359
Sage Therapeutics, Inc. (b)	300	6,174
Sana Biotechnology, Inc. (b)	1,043	4,036
Sarepta Therapeutics, Inc. (b)	463	56,125
Schrodinger, Inc. (b)	309	8,735
Seagen, Inc. (b)	945	200,482
Select Medical Holdings Corp.	443	11,195
Seres Therapeutics, Inc. (b)	762	1,814
Shockwave Medical, Inc. (b)	189	37,630
SI-BONE, Inc. (b)	281	5,968
Silk Road Medical, Inc. (b)	175	2,623
Simulations Plus, Inc.	97	4,045
Sotera Health Co. (b)	601	9,003
SpringWorks Therapeutics, Inc. (b)	280	6,474
STAAR Surgical Co. (b)	280	11,250
STERIS PLC	510	111,904
Structure Therapeutics, Inc. - ADR (b)(e)	1,111	56,017
Stryker Corp.	1,821	497,625
Supernus Pharmaceuticals, Inc. (b)	275	7,582
Surgery Partners, Inc. (b)	422	12,344
Syndax Pharmaceuticals, Inc. (b)	180	2,614
Tandem Diabetes Care, Inc. (b)	348	7,228
Teladoc Health, Inc. (b)	839	15,597
Teleflex, Inc.	252	49,495
Tenet Healthcare Corp. (b)	525	34,592
TG Therapeutics, Inc. (b)	795	6,646
The Cigna Group	1,510	431,966
The Cooper Cos., Inc.	249	79,184
The Ensign Group, Inc.	300	27,879
The Pennant Group, Inc. (b)	150	1,670
Thermo Fisher Scientific, Inc.	1,988	1,006,266
TransMedics Group, Inc. (b)	156	8,541
Travere Therapeutics, Inc. (b)	326	2,914
Treace Medical Concepts, Inc. (b)	218	2,858
Twist Bioscience Corp. (b)	260	5,268
UFP Technologies, Inc. (b)	22	3,552
Ultragenyx Pharmaceutical, Inc. (b)	274	9,768
United Therapeutics Corp. (b)	246	55,564
UnitedHealth Group, Inc.	4,822	2,431,204
Universal Health Services, Inc. - Class B	335	42,120
US Physical Therapy, Inc.	93	8,531
Vanda Pharmaceuticals, Inc. (b)	481	2,078
Varex Imaging Corp. (b)	282	5,299
Vaxcyte, Inc. (b)	442	22,533
Veeva Systems, Inc. - Class A (b)	748	152,181
Ventyx Biosciences, Inc. (b)	137	4,758
Vera Therapeutics, Inc. (b)	317	4,346
Veracyte, Inc. (b)	440	9,825
Veradigm, Inc. (b)	432	5,676
Vericel Corp. (b)	230	7,710
Vertex Pharmaceuticals, Inc. (b)	1,326	461,103
Verve Therapeutics, Inc. (b)	193	2,559
Viatris, Inc.	6,423	63,331
Viking Therapeutics, Inc. (b)	643	7,118
Vir Biotechnology, Inc. (b)	580	5,435
Viridian Therapeutics, Inc. (b)	242	3,712
Waters Corp. (b)	301	82,537
West Pharmaceutical Services, Inc.	379	142,205
Xencor, Inc. (b)	269	5,420
Zentalis Pharmaceuticals, Inc. (b)	312	6,259
Zimmer Biomet Holdings, Inc.	1,099	123,330
Zimvie, Inc. (b)	127	1,195
Zoetis, Inc.	2,399	417,378
		28,968,639
Industrials - 9.5%
3D Systems Corp. (b)	848	4,164
3M Co.	2,856	267,379
A O Smith Corp.	636	42,059
AAON, Inc.	379	21,554
AAR Corp. (b)	187	11,132
ABM Industries, Inc.	382	15,284
ACCO Brands Corp.	825	4,735
Acuity Brands, Inc.	177	30,145
ACV Auctions, Inc. - Class A (b)	743	11,279
Advanced Drainage Systems, Inc.	355	40,410
AECOM	749	62,197
AeroVironment, Inc. (b)	126	14,053
AGCO Corp.	299	35,366
Air Lease Corp.	600	23,646
Air Transport Services Group, Inc. (b)	401	8,369
Alamo Group, Inc.	63	10,890
Alaska Air Group, Inc. (b)	714	26,475
Albany International Corp. - Class A	165	14,236
Alight, Inc. - Class A (b)	1,773	12,571
Allegiant Travel Co.	73	5,611
Allegion PLC	451	46,994
Allison Transmission Holdings, Inc.	511	30,180
Ameresco, Inc. - Class A (b)	163	6,285
American Airlines Group, Inc. (b)	3,451	44,207
American Woodmark Corp. (b)	56	4,234
AMETEK, Inc.	1,183	174,800
Apogee Enterprises, Inc.	118	5,555
Applied Industrial Technologies, Inc.	180	27,830
ArcBest Corp.	96	9,758
Archer Aviation, Inc. - Class A (b)(e)	944	4,777
Arcosa, Inc.	273	19,629
Armstrong World Industries, Inc.	259	18,648
Array Technologies, Inc. (b)	750	16,642
ASGN, Inc. (b)	250	20,420
Astec Industries, Inc.	92	4,334
Atkore, Inc. (b)	215	32,076
Automatic Data Processing, Inc.	2,128	511,954
Avis Budget Group, Inc. (b)	200	35,938
Axon Enterprise, Inc. (b)	355	70,641
AZZ, Inc.	130	5,925
Babcock & Wilcox Enterprises, Inc. (b)	730	3,073
Barnes Group, Inc.	273	9,274
Barrett Business Services, Inc.	62	5,595
Beacon Roofing Supply, Inc. (b)	242	18,675
Blink Charging Co. (b)(e)	637	1,949
Bloom Energy Corp. - Class A (b)	1,287	17,066
Boise Cascade Co.	214	22,051
Booz Allen Hamilton Holding Corp.	575	62,830
Brady Corp. - Class A	261	14,334
Broadridge Financial Solutions, Inc.	610	109,220
Builders FirstSource, Inc. (b)	701	87,267
BWX Technologies, Inc.	491	36,815
CACI International, Inc. - Class A (b)	124	38,927
Carlisle Cos., Inc.	255	66,111
Carrier Global Corp.	4,288	236,698
Casella Waste Systems, Inc. - Class A (b)	276	21,059
Caterpillar, Inc.	2,679	731,367
CBIZ, Inc. (b)	220	11,418
Ceridian HCM Holding, Inc. (b)	780	52,923
CH Robinson Worldwide, Inc.	581	50,042
ChargePoint Holdings, Inc. (b)(e)	2,181	10,840
Chart Industries, Inc. (b)	240	40,589
Cimpress PLC (b)	111	7,771
Cintas Corp.	446	214,530
Clean Harbors, Inc. (b)	252	42,175
Columbus McKinnon Corp.	101	3,526
Comfort Systems USA, Inc.	188	32,037
Concentrix Corp.	232	18,586
Construction Partners, Inc. - Class A (b)	212	7,751
Copart, Inc. (b)	4,500	193,905
Core & Main, Inc. - Class A (b)	500	14,425
CoreCivic, Inc. (b)	799	8,989
CRA International, Inc.	54	5,441
Crane Co.	260	23,098
CSG Systems International, Inc.	167	8,537
CSW Industrials, Inc.	73	12,793
CSX Corp.	10,701	329,056
Cummins, Inc.	721	164,720
Curtiss-Wright Corp.	191	37,365
Deere & Co.	1,537	580,033
Delta Air Lines, Inc.	3,331	123,247
Deluxe Corp.	200	3,778
Distribution Solutions Group, Inc. (b)	224	5,824
Donaldson Co., Inc.	656	39,124
Douglas Dynamics, Inc.	169	5,100
Dover Corp.	723	100,866
Driven Brands Holdings, Inc. (b)	420	5,288
Ducommun, Inc. (b)	127	5,526
Dun & Bradstreet Holdings, Inc.	1,103	11,019
DXP Enterprises, Inc. (b)	100	3,494
Dycom Industries, Inc. (b)	152	13,528
Eagle Bulk Shipping, Inc. (e)	106	4,455
Eaton Corp. PLC	2,045	436,158
EMCOR Group, Inc.	241	50,704
Emerson Electric Co.	2,953	285,171
Encore Wire Corp.	104	18,976
Energy Recovery, Inc. (b)	281	5,960
Enerpac Tool Group Corp.	290	7,665
EnerSys	202	19,123
Ennis, Inc.	50	1,061
Enovix Corp. (b)	827	10,379
EnPro Industries, Inc.	118	14,300
Enviri Corp. (b)	768	5,545
Equifax, Inc.	673	123,280
Esab Corp.	252	17,695
ESCO Technologies, Inc.	136	14,204
ExlService Holdings, Inc. (b)	865	24,255
Expeditors International of Washington, Inc.	772	88,494
Exponent, Inc.	271	23,198
Fastenal Co.	2,985	163,100
Federal Signal Corp.	319	19,054
FedEx Corp.	1,204	318,964
First Advantage Corp.	366	5,047
Flowserve Corp.	701	27,879
Fluence Energy, Inc. (b)	309	7,104
Fluor Corp. (b)	641	23,525
Fortive Corp.	1,838	136,306
Fortune Brands Innovations, Inc.	805	50,039
Forward Air Corp.	152	10,448
Franklin Covey Co. (b)	104	4,464
Franklin Electric Co., Inc.	206	18,381
FTI Consulting, Inc. (b)	180	32,114
Gates Industrial Corp. PLC (b)	835	9,694
GATX Corp.	168	18,283
Genco Shipping & Trading Ltd.	717	10,031
Generac Holdings, Inc. (b)	380	41,405
General Dynamics Corp.	1,411	311,789
General Electric Co.	5,823	643,733
Genpact Ltd.	939	33,992
Gibraltar Industries, Inc. (b)	138	9,316
Global Industrial Co.	10	335
GMS, Inc. (b)	240	15,353
Graco, Inc.	871	63,478
GrafTech International Ltd.	521	1,995
Granite Construction, Inc.	246	9,353
Great Lakes Dredge & Dock Corp. (b)	638	5,085
Griffon Corp.	260	10,314
GXO Logistics, Inc. (b)	623	36,539
H&E Equipment Services, Inc.	166	7,170
Hawaiian Holdings, Inc. (b)	325	2,057
Hayward Holdings, Inc. (b)	1,094	15,425
Healthcare Services Group, Inc.	375	3,911
Heartland Express, Inc.	340	4,995
HEICO Corp.	229	37,082
HEICO Corp. - Class A	396	51,171
Heidrick & Struggles International, Inc.	178	4,454
Helios Technologies, Inc.	150	8,322
Herc Holdings, Inc.	143	17,008
Heritage-Crystal Clean, Inc. (b)	37	1,678
Hertz Global Holdings, Inc. (b)	1,622	19,869
Hexcel Corp.	320	20,845
Hillenbrand, Inc.	325	13,751
Hillman Solutions Corp. (b)	706	5,824
HNI Corp.	274	9,489
Honeywell International, Inc.	3,466	640,309
Howmet Aerospace, Inc.	2,054	94,997
Hub Group, Inc. - Class A (b)	143	11,231
Hubbell, Inc.	285	89,322
Huntington Ingalls Industries, Inc.	202	41,325
Huron Consulting Group, Inc. (b)	109	11,353
ICF International, Inc.	97	11,719
IDEX Corp.	379	78,840
IES Holdings, Inc. (b)	138	9,090
Illinois Tool Works, Inc.	1,574	362,508
Ingersoll Rand, Inc.	2,095	133,493
Insperity, Inc.	190	18,544
Insteel Industries, Inc.	178	5,778
Interface, Inc.	483	4,738
ITT, Inc.	439	42,982
Jacobs Solutions, Inc.	641	87,496
Janus International Group, Inc. (b)	533	5,703
JB Hunt Transport Services, Inc.	412	77,670
JELD-WEN Holding, Inc. (b)	547	7,308
JetBlue Airways Corp. (b)	1,750	8,050
Joby Aviation, Inc. (b)	1,402	9,043
John Bean Technologies Corp.	151	15,876
Johnson Controls International PLC	3,492	185,809
Kadant, Inc.	69	15,563
Kaman Corp.	168	3,301
KBR, Inc.	738	43,498
Kelly Services, Inc. - Class A	26	473
Kennametal, Inc.	475	11,818
Kforce, Inc.	69	4,117
Kirby Corp. (b)	300	24,840
Knight-Swift Transportation Holdings, Inc.	748	37,512
Korn Ferry	214	10,152
Kratos Defense & Security Solutions, Inc. (b)	758	11,385
L3Harris Technologies, Inc.	973	169,419
Landstar System, Inc.	193	34,149
Legalzoom.com, Inc. (b)	332	3,632
Leidos Holdings, Inc.	672	61,932
Lennox International, Inc.	167	62,531
Leonardo DRS, Inc. (b)	332	5,544
Lincoln Electric Holdings, Inc.	294	53,446
Lindsay Corp.	58	6,825
Lockheed Martin Corp.	1,324	541,463
Lyft, Inc. - Class A (b)	1,606	16,927
ManpowerGroup, Inc.	256	18,770
Marten Transport Ltd.	308	6,071
Masco Corp.	1,170	62,536
Masonite International Corp. (b)	115	10,720
MasTec, Inc. (b)	333	23,966
Masterbrand, Inc. (b)	726	8,821
Matson, Inc.	175	15,526
Matthews International Corp. - Class A	100	3,891
Maximus, Inc.	277	20,686
McGrath RentCorp	114	11,427
MDU Resources Group, Inc.	1,115	21,832
Mercury Systems, Inc. (b)	345	12,796
MillerKnoll, Inc.	460	11,247
Montrose Environmental Group, Inc. (b)	194	5,676
Moog, Inc. - Class A	165	18,638
MRC Global, Inc. (b)	586	6,006
MSA Safety, Inc.	195	30,742
MSC Industrial Direct Co., Inc. - Class A	245	24,047
Mueller Industries, Inc.	300	22,548
Mueller Water Products, Inc. - Class A	622	7,887
MYR Group, Inc. (b)	77	10,377
NEXTracker, Inc. - Class A (b)	153	6,144
Nordson Corp.	258	57,578
Norfolk Southern Corp.	1,186	233,559
Northrop Grumman Corp.	797	350,831
NOW, Inc. (b)	649	7,704
NV5 Global, Inc. (b)	42	4,042
nVent Electric PLC	873	46,260
Old Dominion Freight Line, Inc.	485	198,433
OPENLANE, Inc. (b)	715	10,668
Oshkosh Corp.	350	33,400
Otis Worldwide Corp.	2,152	172,827
Owens Corning	466	63,567
PACCAR, Inc.	2,652	225,473
Parker-Hannifin Corp.	651	253,578
Parsons Corp. (b)	550	29,892
Paychex, Inc.	1,610	185,681
Paycom Software, Inc.	274	71,040
Paycor HCM, Inc. (b)	222	5,068
Paylocity Holding Corp. (b)	213	38,702
PGT Innovations, Inc. (b)	305	8,464
Pitney Bowes, Inc.	1,585	4,787
Plug Power, Inc. (b)(e)	3,245	24,662
Powell Industries, Inc.	68	5,637
Primoris Services Corp.	238	7,790
Proto Labs, Inc. (b)	130	3,432
Quanex Building Products Corp.	247	6,958
Quanta Services, Inc.	734	137,309
RBC Bearings, Inc. (b)	145	33,949
Regal Rexnord Corp.	344	49,151
Republic Services, Inc.	1,080	153,911
Resideo Technologies, Inc. (b)	758	11,976
Resources Connection, Inc.	200	2,982
Robert Half, Inc.	507	37,153
Rocket Lab USA, Inc. (b)(e)	1,121	4,910
Rockwell Automation, Inc.	584	166,948
Rollins, Inc.	1,268	47,334
RTX Corp.	7,600	546,972
Rush Enterprises, Inc. - Class A	342	13,964
RXO, Inc. (b)	636	12,548
Ryder System, Inc.	243	25,989
Saia, Inc. (b)	135	53,818
Schneider National, Inc. - Class B	218	6,036
Science Applications International Corp.	286	30,184
Sensata Technologies Holding PLC	783	29,613
Shoals Technologies Group, Inc. - Class A (b)	971	17,721
Simpson Manufacturing Co., Inc.	202	30,262
SiteOne Landscape Supply, Inc. (b)	230	37,594
SkyWest, Inc. (b)	238	9,982
Snap-on, Inc.	259	66,061
Southwest Airlines Co.	3,051	82,591
SP Plus Corp. (b)	148	5,343
Spirit AeroSystems Holdings, Inc. - Class A	442	7,134
Spirit Airlines, Inc.	540	8,910
SPX Technologies, Inc. (b)	229	18,641
SS&C Technologies Holdings, Inc.	1,090	57,269
Standex International Corp.	50	7,285
Stanley Black & Decker, Inc.	837	69,956
Steelcase, Inc. - Class A	689	7,696
Stem, Inc. (b)(e)	703	2,981
Stericycle, Inc. (b)	494	22,087
Sterling Check Corp. (b)	444	5,603
Sterling Infrastructure, Inc. (b)	145	10,655
Sun Country Airlines Holdings, Inc. (b)	326	4,838
SunPower Corp. (b)	450	2,777
Sunrun, Inc. (b)	1,120	14,067
Symbotic, Inc. (b)	140	4,680
TaskUS, Inc. - Class A (b)	263	2,730
Tennant Co.	99	7,341
Terex Corp.	353	20,340
Tetra Tech, Inc.	283	43,024
Textainer Group Holdings Ltd.	155	5,774
Textron, Inc.	1,049	81,969
The AZEK Co., Inc. (b)	791	23,524
The Boeing Co. (b)	3,087	591,716
The Brink's Co.	213	15,472
The GEO Group, Inc. (b)	632	5,170
The Gorman-Rupp Co.	182	5,988
The Greenbrier Cos., Inc.	200	8,000
The Manitowoc Co., Inc. (b)	268	4,033
The Middleby Corp. (b)	251	32,128
The Shyft Group, Inc.	75	1,123
The Timken Co.	302	22,194
The Toro Co.	561	46,619
Thermon Group Holdings, Inc. (b)	89	2,445
Titan International, Inc. (b)	375	5,036
Titan Machinery, Inc. (b)	167	4,439
Trane Technologies PLC	1,188	241,057
Transcat, Inc. (b)	59	5,780
TransDigm Group, Inc. (b)	274	231,018
TransUnion	955	68,559
Trex Co., Inc. (b)	524	32,294
TriNet Group, Inc. (b)	310	36,109
Trinity Industries, Inc.	359	8,742
Triumph Group, Inc. (b)	196	1,501
TrueBlue, Inc. (b)	55	807
TTEC Holdings, Inc.	54	1,416
Tutor Perini Corp. (b)	200	1,566
Uber Technologies, Inc. (b)	9,749	448,357
UFP Industries, Inc.	321	32,870
U-Haul Holding Co.	545	28,553
U-Haul Holding Co. (b)	29	1,583
UniFirst Corp.	86	14,019
Union Pacific Corp.	3,177	646,933
United Airlines Holdings, Inc. (b)	1,705	72,122
United Parcel Service, Inc. - Class B	3,786	590,124
United Rentals, Inc.	352	156,489
Upwork, Inc. (b)	512	5,816
V2X, Inc. (b)	108	5,579
Valmont Industries, Inc.	118	28,345
Verisk Analytics, Inc.	803	189,701
Veritiv Corp.	63	10,641
Verra Mobility Corp. (b)	693	12,959
Vertiv Holdings Co.	1,799	66,923
Viad Corp. (b)	100	2,620
Vicor Corp. (b)	89	5,241
VSE Corp.	105	5,296
Wabash National Corp.	348	7,350
Waste Management, Inc.	2,035	310,215
Watsco, Inc.	166	62,702
Watts Water Technologies, Inc. - Class A	128	22,121
Werner Enterprises, Inc.	250	9,738
WESCO International, Inc.	221	31,784
Westinghouse Air Brake Technologies Corp.	940	99,894
WillScot Mobile Mini Holdings Corp. - Class A (b)	989	41,132
Woodward, Inc.	305	37,899
WW Grainger, Inc.	235	162,582
Xometry, Inc. - Class A (b)	141	2,394
XPO, Inc. (b)	558	41,660
Xylem, Inc.	1,235	112,422
Zurn Elkay Water Solutions Corp.	730	20,455
		21,018,242
Information Technology - 25.5%
8x8, Inc. (b)	230	579
A10 Networks, Inc.	327	4,915
Accenture PLC - Class A	3,397	1,043,253
ACI Worldwide, Inc. (b)	560	12,634
ACM Research, Inc. - Class A (b)	378	6,844
Adeia, Inc.	799	8,533
Adobe, Inc. (b)	2,340	1,193,166
ADTRAN Holdings, Inc.	374	3,078
Advanced Energy Industries, Inc.	213	21,965
Advanced Micro Devices, Inc. (b)	8,332	856,696
Aehr Test Systems (b)(e)	132	6,032
Agilysys, Inc. (b)	128	8,468
Akamai Technologies, Inc. (b)	796	84,806
Alarm.com Holdings, Inc. (b)	253	15,468
Alkami Technology, Inc. (b)	304	5,539
Allegro MicroSystems, Inc. (b)	302	9,646
Alpha & Omega Semiconductor Ltd. (b)	148	4,416
Altair Engineering, Inc. - Class A (b)	274	17,141
Alteryx, Inc. - Class A (b)	313	11,797
Ambarella, Inc. (b)	160	8,485
Amdocs Ltd.	626	52,891
American Software, Inc. - Class A	309	3,541
Amkor Technology, Inc.	587	13,266
Amphenol Corp. - Class A	3,029	254,406
Amplitude, Inc. - Class A (b)	314	3,633
Analog Devices, Inc.	2,624	459,436
ANSYS, Inc. (b)	439	130,624
Appfolio, Inc. - Class A (b)	110	20,089
Appian Corp. - Class A (b)	213	9,715
Apple, Inc.	81,787	14,002,752
Applied Materials, Inc.	4,374	605,580
AppLovin Corp. - Class A (b)	697	27,852
Arista Networks, Inc. (b)	1,234	226,970
Arlo Technologies, Inc. (b)	613	6,314
Arrow Electronics, Inc. (b)	318	39,826
Asana, Inc. - Class A (b)	399	7,306
Aspen Technology, Inc. (b)	136	27,779
Atlassian Corp. - Class A (b)	771	155,364
Aurora Innovation, Inc. (b)	2,125	4,994
Autodesk, Inc. (b)	1,115	230,705
AvePoint, Inc. (b)	1,674	11,249
Avid Technology, Inc. (b)	194	5,213
Avnet, Inc.	458	22,071
Axcelis Technologies, Inc. (b)	150	24,457
Badger Meter, Inc.	134	19,279
Belden, Inc.	229	22,110
Benchmark Electronics, Inc.	136	3,299
Bentley Systems, Inc. - Class B	1,054	52,869
BigCommerce Holdings, Inc. (b)	323	3,188
BILL Holdings, Inc. (b)	562	61,016
Blackbaud, Inc. (b)	200	14,064
BlackLine, Inc. (b)	240	13,313
Box, Inc. - Class A (b)	708	17,141
Braze, Inc. - Class A (b)	205	9,580
Broadcom, Inc.	2,117	1,758,338
C3.ai, Inc. - Class A (b)(e)	434	11,076
Cadence Design Systems, Inc. (b)	1,409	330,129
Calix, Inc. (b)	308	14,119
CCC Intelligent Solutions Holdings, Inc. (b)	595	7,943
CDW Corp.	693	139,820
Cerence, Inc. (b)	271	5,520
CEVA, Inc. (b)	176	3,413
Ciena Corp. (b)	821	38,800
Cirrus Logic, Inc. (b)	292	21,596
Cisco Systems, Inc.	21,231	1,141,379
Cleanspark, Inc. (b)	1,185	4,515
Clear Secure, Inc. - Class A	319	6,074
Clearfield, Inc. (b)	62	1,777
Clearwater Analytics Holdings, Inc. - Class A (b)	295	5,705
Cloudflare, Inc. - Class A (b)	1,397	88,067
Cognex Corp.	895	37,984
Cognizant Technology Solutions Corp. - Class A	2,666	180,595
Coherent Corp. (b)	636	20,759
Cohu, Inc. (b)	226	7,783
CommScope Holding Co., Inc. (b)	1,150	3,864
CommVault Systems, Inc. (b)	265	17,917
Comtech Telecommunications Corp.	100	875
Confluent, Inc. - Class A (b)	961	28,455
Consensus Cloud Solutions, Inc. (b)	108	2,719
Corning, Inc.	3,904	118,955
Corsair Gaming, Inc. (b)	381	5,536
Crane NXT Co.	260	14,448
Credo Technology Group Holding Ltd. (b)	470	7,167
Crowdstrike Holdings, Inc. - Class A (b)	1,091	182,612
CTS Corp.	213	8,891
Datadog, Inc. - Class A (b)	1,309	119,237
Dell Technologies, Inc. - Class C	1,199	82,611
Digi International, Inc. (b)	182	4,914
Digital Turbine, Inc. (b)	456	2,759
DigitalOcean Holdings, Inc. (b)	301	7,233
Diodes, Inc. (b)	233	18,370
DocuSign, Inc. (b)	1,055	44,310
Dolby Laboratories, Inc. - Class A	300	23,778
Domo, Inc. - Class B (b)	254	2,492
DoubleVerify Holdings, Inc. (b)	541	15,121
Dropbox, Inc. - Class A (b)	1,403	38,204
DXC Technology Co. (b)	1,118	23,288
Dynatrace, Inc. (b)	1,049	49,020
E2open Parent Holdings, Inc. (b)	1,231	5,589
Ebix, Inc.	31	306
eGain Corp. (b)	150	919
Elastic NV (b)	391	31,765
EngageSmart, Inc. (b)	330	5,937
Enphase Energy, Inc. (b)	705	84,706
Entegris, Inc.	791	74,283
Envestnet, Inc. (b)	268	11,800
EPAM Systems, Inc. (b)	290	74,150
ePlus, Inc. (b)	104	6,606
Everbridge, Inc. (b)	190	4,260
Evolv Technologies Holdings, Inc. - Class A (b)	722	3,509
Expensify, Inc. - Class A (b)	319	1,037
Extreme Networks, Inc. (b)	685	16,584
F5, Inc. (b)	311	50,115
Fair Isaac Corp. (b)	123	106,829
FARO Technologies, Inc. (b)	170	2,589
Fastly, Inc. - Class A (b)	589	11,291
First Solar, Inc. (b)	550	88,874
Five9, Inc. (b)	321	20,640
Flex Ltd. (b)	2,317	62,513
FormFactor, Inc. (b)	480	16,771
Fortinet, Inc. (b)	3,688	216,412
Freshworks, Inc. - Class A (b)	733	14,601
Gartner, Inc. (b)	369	126,792
Gen Digital, Inc.	3,017	53,341
Gitlab, Inc. - Class A (b)	395	17,862
GLOBALFOUNDRIES, Inc. (b)(e)	403	23,450
GoDaddy, Inc. - Class A (b)	759	56,530
Grid Dynamics Holdings, Inc. (b)	258	3,142
Guidewire Software, Inc. (b)	426	38,340
Harmonic, Inc. (b)	547	5,268
HashiCorp, Inc. - Class A (b)	376	8,584
Hewlett Packard Enterprise Co.	6,527	113,374
HP, Inc.	5,033	129,348
HubSpot, Inc. (b)	246	121,155
Ichor Holdings Ltd. (b)	183	5,666
Impinj, Inc. (b)	105	5,778
indie Semiconductor, Inc. - Class A (b)	774	4,876
Infinera Corp. (b)	1,521	6,358
Informatica, Inc. - Class A (b)	585	12,326
Insight Enterprises, Inc. (b)	162	23,571
Intapp, Inc. (b)	252	8,447
Intel Corp.	21,385	760,237
InterDigital, Inc.	121	9,709
International Business Machines Corp.	4,662	654,079
Intuit, Inc.	1,413	721,958
IonQ, Inc. (b)	1,109	16,502
IPG Photonics Corp. (b)	174	17,668
Itron, Inc. (b)	200	12,116
Jabil, Inc.	655	83,113
Jamf Holding Corp. (b)	327	5,775
JFrog Ltd. (b)	277	7,025
Juniper Networks, Inc.	1,570	43,630
Keysight Technologies, Inc. (b)	919	121,593
Kimball Electronics, Inc. (b)	204	5,585
KLA Corp.	718	329,318
Knowles Corp. (b)	458	6,783
Kulicke & Soffa Industries, Inc.	303	14,735
Kyndryl Holdings, Inc. (b)	1,003	15,145
Lam Research Corp.	694	434,978
Lattice Semiconductor Corp. (b)	729	62,643
Lightwave Logic, Inc. (b)(e)	1,440	6,437
Littelfuse, Inc.	119	29,431
LivePerson, Inc. (b)	636	2,474
LiveRamp Holdings, Inc. (b)	270	7,787
Lumentum Holdings, Inc. (b)	357	16,129
MACOM Technology Solutions Holdings, Inc. (b)	259	21,129
Manhattan Associates, Inc. (b)	333	65,821
Marathon Digital Holdings, Inc. (b)(e)	1,122	9,537
Marvell Technology, Inc.	4,421	239,309
MaxLinear, Inc. (b)	475	10,569
Methode Electronics, Inc.	233	5,324
Microchip Technology, Inc.	2,777	216,745
Micron Technology, Inc.	5,640	383,689
Microsoft Corp.	37,709	11,906,617
MicroStrategy, Inc. - Class A (b)	60	19,697
Mirion Technologies, Inc. (b)	829	6,193
Mitek Systems, Inc. (b)	420	4,502
MKS Instruments, Inc.	300	25,962
Model N, Inc. (b)	189	4,613
MongoDB, Inc. (b)	365	126,239
Monolithic Power Systems, Inc.	225	103,950
Motorola Solutions, Inc.	858	233,582
N-able, Inc. (b)	86	1,109
Napco Security Technologies, Inc.	177	3,938
National Instruments Corp.	703	41,913
Navitas Semiconductor Corp. (b)	1,233	8,569
nCino, Inc. (b)	330	10,494
NCR Corp. (b)	640	17,261
NetApp, Inc.	1,092	82,861
NETGEAR, Inc. (b)	50	629
NetScout Systems, Inc. (b)	295	8,266
New Relic, Inc. (b)	325	27,826
Novanta, Inc. (b)	179	25,676
Nutanix, Inc. - Class A (b)	1,191	41,542
NVIDIA Corp.	12,239	5,323,843
Okta, Inc. (b)	790	64,393
Olo, Inc. - Class A (b)	606	3,672
ON Semiconductor Corp. (b)	2,230	207,278
Onto Innovation, Inc. (b)	225	28,692
Oracle Corp.	7,944	841,428
OSI Systems, Inc. (b)	100	11,804
PagerDuty, Inc. (b)	430	9,671
Palantir Technologies, Inc. - Class A (b)	8,799	140,784
Palo Alto Networks, Inc. (b)	1,533	359,396
PAR Technology Corp. (b)	100	3,854
PC Connection, Inc.	108	5,765
PDF Solutions, Inc. (b)	190	6,156
Pegasystems, Inc.	181	7,857
Perficient, Inc. (b)	167	9,663
Photronics, Inc. (b)	241	4,871
Plexus Corp. (b)	130	12,087
Power Integrations, Inc.	280	21,367
PowerSchool Holdings, Inc. - Class A (b)	356	8,067
Procore Technologies, Inc. (b)	602	39,323
Progress Software Corp.	200	10,516
PROS Holdings, Inc. (b)(e)	143	4,951
PTC, Inc. (b)	569	80,616
Pure Storage, Inc. - Class A (b)	1,477	52,611
Q2 Holdings, Inc. (b)	240	7,745
Qorvo, Inc. (b)	548	52,318
QUALCOMM, Inc.	5,785	642,482
Qualys, Inc. (b)	167	25,476
Rambus, Inc. (b)	500	27,895
Rapid7, Inc. (b)	249	11,399
RingCentral, Inc. - Class A (b)	260	7,704
Riot Platforms, Inc. (b)(e)	1,173	10,944
Rogers Corp. (b)	57	7,494
Roper Technologies, Inc.	550	266,354
Salesforce, Inc. (b)	5,004	1,014,711
Samsara, Inc. - Class A (b)	641	16,160
Sanmina Corp. (b)	333	18,075
ScanSource, Inc. (b)	179	5,425
Seagate Technology Holdings PLC	1,060	69,907
Semtech Corp. (b)	300	7,725
SentinelOne, Inc. - Class A (b)	993	16,742
ServiceNow, Inc. (b)	1,049	586,349
Silicon Laboratories, Inc. (b)	178	20,628
SiTime Corp. (b)	63	7,198
Skyworks Solutions, Inc.	798	78,675
SMART Global Holdings, Inc. (b)	139	3,385
Smartsheet, Inc. - Class A (b)	665	26,906
Snowflake, Inc. - Class A (b)	1,447	221,058
Sofi Tehcnologies, Inc. (b)	4,505	35,995
Splunk, Inc. (b)	794	116,122
Sprinklr, Inc. - Class A (b)	487	6,740
Sprout Social, Inc. - Class A (b)(e)	244	12,171
SPS Commerce, Inc. (b)	200	34,122
Squarespace, Inc. - Class A (b)	258	7,474
Stratasys Ltd. (b)	380	5,172
Super Micro Computer, Inc. (b)	242	66,361
Synaptics, Inc. (b)	208	18,603
Synopsys, Inc. (b)	782	358,915
TD SYNNEX Corp.	226	22,568
Teledyne Technologies, Inc. (b)	235	96,016
Tenable Holdings, Inc. (b)	502	22,490
Teradata Corp. (b)	534	24,041
Teradyne, Inc.	786	78,962
Texas Instruments, Inc.	4,701	747,506
The Hackett Group Inc.	227	5,355
Thoughtworks Holding, Inc. (b)	729	2,974
Trimble, Inc. (b)	1,308	70,449
TTM Technologies, Inc. (b)	488	6,285
Twilio, Inc. - Class A (b)	920	53,848
Tyler Technologies, Inc. (b)	213	82,248
UiPath, Inc. - Class A (b)	2,042	34,939
Ultra Clean Holdings, Inc. (b)	240	7,121
Unisys Corp. (b)	427	1,473
Unity Software, Inc. (b)	1,221	38,327
Universal Display Corp.	221	34,695
Varonis Systems, Inc. (b)	450	13,743
Veeco Instruments, Inc. (b)	337	9,473
Verint Systems, Inc. (b)	375	8,621
VeriSign, Inc. (b)	547	110,784
Vertex, Inc. - Class A (b)	325	7,507
Viasat, Inc. (b)	350	6,461
Viavi Solutions, Inc. (b)	1,328	12,138
Vishay Intertechnology, Inc.	598	14,783
Vontier Corp.	800	24,736
Western Digital Corp. (b)	1,673	76,339
Wolfspeed, Inc. (b)	659	25,108
Workday, Inc. - Class A (b)	1,039	223,229
Workiva, Inc. (b)	214	21,687
Xerox Holdings Corp.	828	12,991
Xperi, Inc. (b)	319	3,145
Yext, Inc. (b)	383	2,424
Zebra Technologies Corp. - Class A (b)	257	60,788
Zeta Global Holdings Corp. - Class A (b)	671	5,603
Zoom Video Communications, Inc. - Class A (b)	1,117	78,123
Zscaler, Inc. (b)	449	69,860
Zuora, Inc. - Class A (b)	657	5,414
		56,443,576
Materials - 2.6%
AdvanSix, Inc.	144	4,475
Air Products and Chemicals, Inc.	1,124	318,542
Albemarle Corp.	597	101,514
Alcoa Corp.	929	26,997
Alpha Metallurgical Resources, Inc.	79	20,519
American Vanguard Corp.	244	2,667
AptarGroup, Inc.	347	43,389
Arch Resources, Inc.	95	16,213
Ashland, Inc. (e)	249	20,338
ATI, Inc. (b)	690	28,393
Avery Dennison Corp.	409	74,712
Avient Corp.	483	17,059
Axalta Coating Systems Ltd. (b)	675	18,157
Balchem Corp.	171	21,211
Ball Corp.	1,568	78,055
Berry Global Group, Inc.	643	39,808
Cabot Corp.	318	22,028
Carpenter Technology Corp.	200	13,442
Celanese Corp.	561	70,417
Century Aluminum Co. (b)	341	2,452
CF Industries Holdings, Inc.	985	84,454
Chase Corp.	58	7,379
Clearwater Paper Corp. (b)	130	4,712
Cleveland-Cliffs, Inc. (b)	3,118	48,734
Commercial Metals Co.	640	31,622
Compass Minerals International, Inc.	222	6,205
Corteva, Inc.	3,683	188,422
Crown Holdings, Inc.	631	55,831
Dow, Inc.	3,657	188,555
DuPont de Nemours, Inc.	2,635	196,545
Eagle Materials, Inc.	169	28,142
Eastman Chemical Co.	583	44,728
Ecolab, Inc.	1,296	219,542
Ecovyst, Inc. (b)	550	5,412
Element Solutions, Inc.	1,211	23,748
Ferroglobe Representation & Warranty Insurance Trust (b)(c)(d)	500	–
FMC Corp.	669	44,803
Freeport-McMoRan, Inc.	7,495	279,489
Graphic Packaging Holding Co.	1,499	33,398
Greif, Inc. - Class A	160	10,690
Hawkins, Inc.	135	7,945
Haynes International, Inc.	118	5,489
HB Fuller Co.	268	18,387
Hecla Mining Co.	3,124	12,215
Huntsman Corp.	909	22,180
Ingevity Corp. (b)	207	9,855
Innospec, Inc.	129	13,184
International Flavors & Fragrances, Inc.	1,291	88,007
International Paper Co.	1,818	64,484
Kaiser Aluminum Corp.	118	8,881
Knife River Corp. (b)	278	13,575
Koppers Holdings, Inc.	156	6,170
Linde PLC	2,511	934,971
Livent Corp. (b)	986	18,152
Louisiana-Pacific Corp.	331	18,294
LSB Industries, Inc. (b)	333	3,407
LyondellBasell Industries NV - Class A	1,335	126,424
Martin Marietta Materials, Inc.	322	132,175
Materion Corp.	93	9,478
Mativ Holdings, Inc.	371	5,290
Minerals Technologies, Inc.	180	9,857
MP Materials Corp. (b)	646	12,339
Myers Industries, Inc.	200	3,586
NewMarket Corp.	42	19,112
Newmont Corp.	4,191	154,857
Nucor Corp.	1,299	203,099
O-I Glass, Inc. (b)	647	10,824
Olin Corp.	732	36,585
Packaging Corp. of America	449	68,944
Piedmont Lithium, Inc. (b)	92	3,652
PPG Industries, Inc.	1,215	157,707
PureCycle Technologies, Inc. (b)	570	3,198
Quaker Chemical Corp.	74	11,840
Reliance Steel & Aluminum Co.	295	77,358
Royal Gold, Inc.	341	36,259
RPM International, Inc.	677	64,186
Ryerson Holding Corp.	173	5,032
Schnitzer Steel Industries, Inc. - Class A	162	4,512
Sealed Air Corp.	666	21,885
Sensient Technologies Corp.	230	13,450
Silgan Holdings, Inc.	400	17,244
Sonoco Products Co.	451	24,512
Southern Copper Corp.	592	44,572
Steel Dynamics, Inc.	816	87,492
Stepan Co.	97	7,272
Summit Materials, Inc. - Class A (b)	580	18,061
SunCoke Energy, Inc.	181	1,837
Sylvamo Corp.	156	6,855
The Chemours Co.	824	23,113
The Mosaic Co.	1,678	59,737
The Scotts Miracle-Gro Co.	175	9,044
The Sherwin-Williams Co.	1,227	312,946
TimkenSteel Corp. (b)	104	2,259
TriMas Corp.	223	5,521
Trinseo PLC	260	2,124
Tronox Holdings PLC	721	9,690
United States Steel Corp.	1,234	40,080
Vulcan Materials Co.	681	137,576
Warrior Met Coal, Inc.	276	14,098
Westlake Corp.	157	19,573
Westrock Co.	1,284	45,967
Worthington Industries, Inc.	191	11,808
		5,781,025
Real Estate - 2.8%
Acadia Realty Trust	306	4,391
Agree Realty Corp.	426	23,532
Alexander & Baldwin, Inc.	497	8,315
Alexandria Real Estate Equities, Inc.	911	91,191
American Assets Trust, Inc.	228	4,435
American Homes 4 Rent - Class A	1,623	54,679
American Tower Corp.	2,376	390,733
Americold Realty Trust, Inc.	988	30,045
Anywhere Real Estate, Inc. (b)	595	3,826
Apartment Income REIT Corp.	833	25,573
Apartment Investment and Management Co. - Class A (b)	826	5,617
Apple Hospitality REIT, Inc. (e)	1,244	19,083
Armada Hoffler Properties, Inc.	467	4,782
AvalonBay Communities, Inc.	719	123,481
Boston Properties, Inc.	852	50,677
Brandywine Realty Trust	646	2,933
Brixmor Property Group, Inc.	1,591	33,061
Broadstone Net Lease, Inc.	915	13,084
Camden Property Trust	560	52,965
CareTrust REIT, Inc. (e)	403	8,262
CBL & Associates Properties, Inc.	204	4,280
CBRE Group, Inc. - Class A (b)	1,557	115,000
Centerspace	64	3,857
Chatham Lodging Trust	425	4,067
Community Healthcare Trust, Inc.	154	4,574
COPT Defense Properties	686	16,347
CoStar Group, Inc. (b)	2,150	165,314
Cousins Properties, Inc.	839	17,090
Crown Castle, Inc.	2,203	202,742
CubeSmart	1,192	45,451
DiamondRock Hospitality Co.	1,103	8,857
Digital Realty Trust, Inc.	1,495	180,925
DigitalBridge Group, Inc.	763	13,413
Douglas Emmett, Inc. (e)	854	10,897
Easterly Government Properties, Inc.	627	7,167
EastGroup Properties, Inc.	227	37,802
Elme Communities	425	5,797
Empire State Realty Trust, Inc. - Class A	745	5,990
EPR Properties	422	17,530
Equinix, Inc.	478	347,152
Equity Commonwealth	482	8,854
Equity LifeStyle Properties, Inc.	896	57,084
Equity Residential	1,885	110,668
Essential Properties Realty Trust, Inc.	830	17,953
Essex Property Trust, Inc.	322	68,293
eXp World Holdings, Inc. (e)	290	4,710
Extra Space Storage, Inc.	1,060	128,875
Farmland Partners, Inc.	384	3,940
Federal Realty Investment Trust	414	37,521
First Industrial Realty Trust, Inc.	727	34,598
Forestar Group, Inc. (b)	184	4,957
Four Corners Property Trust, Inc.	497	11,028
Gaming and Leisure Properties, Inc.	1,308	59,579
Getty Realty Corp.	219	6,073
Gladstone Commercial Corp.	312	3,794
Gladstone Land Corp.	269	3,828
Global Medical REIT, Inc.	581	5,212
Global Net Lease, Inc.	703	6,756
Healthcare Realty Trust, Inc.	2,086	31,853
Healthpeak Properties, Inc.	2,894	53,134
Highwoods Properties, Inc.	510	10,511
Host Hotels & Resorts, Inc.	3,796	61,002
Howard Hughes Holdings, Inc. (b)	236	17,495
Hudson Pacific Properties, Inc.	815	5,420
Independence Realty Trust, Inc.	1,266	17,813
Innovative Industrial Properties, Inc.	150	11,349
InvenTrust Properties Corp.	443	10,548
Invitation Homes, Inc.	3,210	101,725
Iron Mountain, Inc.	1,250	74,313
JBG SMITH Properties	497	7,187
Jones Lang LaSalle, Inc. (b)	235	33,177
Kennedy-Wilson Holdings, Inc.	609	8,977
Kilroy Realty Corp.	620	19,598
Kimco Realty Corp.	3,143	55,285
Kite Realty Group Trust	1,127	24,140
Lamar Advertising Co. - Class A	463	38,647
LTC Properties, Inc.	251	8,065
LXP Industrial Trust	1,665	14,819
Marcus & Millichap, Inc.	126	3,697
Medical Properties Trust, Inc. (e)	3,394	18,497
Mid-America Apartment Communities, Inc.	613	78,862
National Health Investors, Inc.	228	11,710
National Storage Affiliates Trust	458	14,537
NETSTREIT Corp.	318	4,954
Newmark Group, Inc. - Class A	765	4,919
NexPoint Residential Trust, Inc.	152	4,891
NNN REIT, Inc.	936	33,078
Office Properties Income Trust	228	935
Omega Healthcare Investors, Inc.	1,238	41,052
Orion Office REIT, Inc.	291	1,516
Outfront Media, Inc.	722	7,292
Paramount Group, Inc.	1,239	5,724
Park Hotels & Resorts, Inc.	982	12,098
Pebblebrook Hotel Trust (e)	664	9,024
Phillips Edison & Co., Inc.	626	20,996
Physicians Realty Trust	1,241	15,128
Piedmont Office Realty Trust, Inc. - Class A	597	3,355
Plymouth Industrial REIT, Inc.	286	5,992
PotlatchDeltic Corp.	420	19,064
Prologis, Inc.	4,772	535,466
Public Storage	799	210,553
Rayonier, Inc.	777	22,113
Realty Income Corp.	3,363	167,948
Redfin Corp. (b)	630	4,435
Regency Centers Corp.	946	56,230
Retail Opportunity Investments Corp.	725	8,976
Rexford Industrial Realty, Inc.	1,095	54,038
RLJ Lodging Trust	855	8,370
RPT Realty	620	6,547
Ryman Hospitality Properties, Inc.	287	23,901
Sabra Health Care REIT, Inc.	1,058	14,749
Safehold, Inc. (b)	300	5,340
Saul Centers, Inc.	131	4,620
SBA Communications Corp.	548	109,693
Service Properties Trust	1,137	8,744
Simon Property Group, Inc.	1,673	180,734
SITE Centers Corp.	809	9,975
SL Green Realty Corp. (e)	357	13,316
Spirit MTA REIT (b)(c)(d)	300	–
Spirit Realty Capital, Inc.	735	24,645
STAG Industrial, Inc.	961	33,164
Star Holdings (b)	78	976
Summit Hotel Properties, Inc.	268	1,554
Sun Communities, Inc.	648	76,684
Sunstone Hotel Investors, Inc.	940	8,789
Tanger Factory Outlet Centers, Inc.	420	9,492
Tejon Ranch Co. (b)	50	811
Terreno Realty Corp.	399	22,663
The Macerich Co.	886	9,666
The St Joe Co.	268	14,560
UDR, Inc.	1,725	61,531
UMH Properties, Inc.	256	3,589
Uniti Group, Inc.	1,189	5,612
Universal Health Realty Income Trust	117	4,730
Urban Edge Properties	447	6,821
Ventas, Inc.	1,988	83,754
Veris Residential, Inc.	593	9,785
VICI Properties, Inc.	5,188	150,971
Vornado Realty Trust	895	20,299
Welltower, Inc.	2,552	209,060
Weyerhaeuser Co.	4,074	124,909
WP Carey, Inc.	1,110	60,029
Xenia Hotels & Resorts, Inc.	560	6,597
Zillow Group, Inc. - Class A (b)	247	11,063
Zillow Group, Inc. - Class C (b)	835	38,544
		6,107,065
Utilities - 2.3%
ALLETE, Inc.	284	14,995
Alliant Energy Corp.	1,265	61,289
Altus Power, Inc. (b)	429	2,252
Ameren Corp.	1,376	102,966
American Electric Power Co., Inc.	2,631	197,904
American States Water Co.	220	17,310
American Water Works Co., Inc.	955	118,258
Atmos Energy Corp.	755	79,977
Avangrid, Inc.	428	12,913
Avista Corp.	333	10,779
Black Hills Corp.	353	17,858
California Water Service Group	289	13,673
CenterPoint Energy, Inc.	3,177	85,302
Chesapeake Utilities Corp.	102	9,971
Clearway Energy, Inc. - Class A	90	1,793
Clearway Energy, Inc. - Class C	471	9,966
CMS Energy Corp.	1,441	76,532
Consolidated Edison, Inc.	1,789	153,013
Constellation Energy Corp.	1,682	183,473
Dominion Energy, Inc.	4,290	191,634
DTE Energy Co.	1,049	104,145
Duke Energy Corp.	3,970	350,392
Edison International	1,964	124,302
Entergy Corp.	1,091	100,918
Essential Utilities, Inc.	1,206	41,402
Evergy, Inc.	1,153	58,457
Eversource Energy	1,841	107,054
Exelon Corp.	5,070	191,595
FirstEnergy Corp.	3,026	103,429
IDACORP, Inc.	268	25,098
MGE Energy, Inc.	224	15,346
Middlesex Water Co.	66	4,373
Montauk Renewables, Inc. (b)	328	2,988
National Fuel Gas Co.	454	23,567
New Jersey Resources Corp.	431	17,512
NextEra Energy, Inc.	10,209	584,874
NiSource, Inc.	2,199	54,271
Northwest Natural Holding Co.	223	8,510
NorthWestern Corp.	330	15,860
NRG Energy, Inc.	1,094	42,141
OGE Energy Corp.	1,042	34,730
ONE Gas, Inc.	287	19,596
Ormat Technologies, Inc.	300	20,976
Otter Tail Corp.	196	14,880
PG&E Corp. (b)	8,975	144,767
Pinnacle West Capital Corp.	577	42,513
PNM Resources, Inc.	480	21,413
Portland General Electric Co.	500	20,240
PPL Corp.	3,706	87,313
Public Service Enterprise Group, Inc.	2,545	144,836
Sempra	3,316	225,587
SJW Group	180	10,820
Southwest Gas Holdings, Inc.	325	19,633
Spire, Inc.	291	16,465
Sunnova Energy International, Inc. (b)(e)	690	7,224
The AES Corp.	3,582	54,446
The Southern Co.	5,628	364,244
The York Water Co.	128	4,799
UGI Corp.	961	22,103
Unitil Corp.	106	4,527
Vistra Corp.	1,936	64,236
WEC Energy Group, Inc.	1,618	130,330
Xcel Energy, Inc.	2,829	161,875
		4,975,645
Total Common Stocks (Cost $63,379,921)		215,975,502

RIGHT - 0.0% (f)
ABIOMED, Inc. (b)(c)(d)	239	–
Total Right (Cost $0)		–

Total Investments at Value - 97.7% (Cost $63,379,921)		215,975,502
Other Assets in Excess of Liabilities - 2.3%		5,039,267
Net Assets - 100.0%		$221,014,769

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Illiquid security. The total fair value of such securities is $0 as of September 30, 2023, representing 0.0% of net assets.
(e) This security or a partial position of this security is on loan at September 30, 2023. The total fair value of securities on loan at September 30, 2023 was $715,471.
(d) Level 3 security. Security has been valued at fair value by the valuation designee. The total value of such securities is $0 as of September 30, 2023, representing 0.0% of net assets.
(e) This security or a partial position of this security is on loan at September 30, 2023. The total fair value of securities on loan at September 30, 2023 was $715,471.
(f) Represents less than 0.1%.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE 5000 INDEXSM FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

1. Securities Valuation

 Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:
● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2023, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2023:

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$215,975,502	$-	$-	*	$215,975,502
Right . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	*	-
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$215,975,502	$-	$-		$215,975,502

* Includes securities that have been fair valued at $0.

Refer to the Portfolio’s Schedule of Investments for a listing of the securities by industry or sector type. Wilshire 5000 IndexSM Fund held common stocks and a right that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 and $0, respectively, as of September 30, 2023. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.